UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ABYSX

June 30, 2026

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Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYSX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Highlights

Top contributors to performance:

  During the seven-month period, sector allocation to financials, consumer discretionary, health care and energy, along with security selection within financials, consumer staples and consumer discretionary, were contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within technology, health care, real estate and materials, along with sector allocation to consumer staples, were the primary detractors from performance.

Advisor Class: ABYSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	S&P 500 Index	Russell 2500 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,030	$11,790	$11,836
06/18	$13,748	$13,484	$13,196
06/19	$12,993	$14,889	$12,942
06/20	$10,509	$16,006	$10,936
06/21	$17,940	$22,536	$17,851
06/22	$15,416	$20,144	$15,496
06/23	$17,207	$24,091	$17,103
06/24	$19,312	$30,006	$19,026
06/25	$20,291	$34,556	$21,017
06/26	$25,470	$42,271	$29,117

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	25.52%	7.26%	9.80%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

The 7-month total return for the share class was 19.68%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 2500 Value Index was 25.00%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.Advisor.018914408.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Advisor Class: ABYSX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABYSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-ADV-0153-0626

Advisor Class: ABYSX

3

Class A: ABASX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABASX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Highlights

Top contributors to performance:

  During the seven-month period, sector allocation to financials, consumer discretionary, health care and energy, along with security selection within financials, consumer staples and consumer discretionary, were contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within technology, health care, real estate and materials, along with sector allocation to consumer staples, were the primary detractors from performance.

Class A: ABASX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 2500 Value Index
06/16	$9,577	$10,000	$10,000
06/17	$11,498	$11,790	$11,836
06/18	$13,108	$13,484	$13,196
06/19	$12,355	$14,889	$12,942
06/20	$9,963	$16,006	$10,936
06/21	$16,974	$22,536	$17,851
06/22	$14,548	$20,144	$15,496
06/23	$16,198	$24,091	$17,103
06/24	$18,133	$30,006	$19,026
06/25	$19,012	$34,556	$21,017
06/26	$23,802	$42,271	$29,117

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	25.20%	7.00%	9.53%
Class A (with sales charges)	19.88%	6.07%	9.06%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

The 7-month total return for the share class (without sales charges) was 19.55%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 2500 Value Index was 25.00%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.A.018914101.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class A: ABASX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABASX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-A-0153-0626

Class A: ABASX

3

Class C: ABCSX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCSX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Highlights

Top contributors to performance:

  During the seven-month period, sector allocation to financials, consumer discretionary, health care and energy, along with security selection within financials, consumer staples and consumer discretionary, were contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within technology, health care, real estate and materials, along with sector allocation to consumer staples, were the primary detractors from performance.

Class C: ABCSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 2500 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,913	$11,790	$11,836
06/18	$13,479	$13,484	$13,196
06/19	$12,609	$14,889	$12,942
06/20	$10,097	$16,006	$10,936
06/21	$17,070	$22,536	$17,851
06/22	$14,515	$20,144	$15,496
06/23	$16,043	$24,091	$17,103
06/24	$17,823	$30,006	$19,026
06/25	$18,547	$34,556	$21,017
06/26	$23,048	$42,271	$29,117

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	24.27%	6.19%	8.71%
Class C (with sales charges)	23.27%	6.19%	8.71%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

The 7-month total return for the share class (without sales charges) was 19.04%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 2500 Value Index was 25.00%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.C.018914309.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class C: ABCSX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABCSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-C-0153-0626

Class C: ABCSX

3

Class I: ABSIX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSIX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Highlights

Top contributors to performance:

  During the seven-month period, sector allocation to financials, consumer discretionary, health care and energy, along with security selection within financials, consumer staples and consumer discretionary, were contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within technology, health care, real estate and materials, along with sector allocation to consumer staples, were the primary detractors from performance.

Class I: ABSIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	S&P 500 Index	Russell 2500 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,035	$11,790	$11,836
06/18	$13,755	$13,484	$13,196
06/19	$12,999	$14,889	$12,942
06/20	$10,509	$16,006	$10,936
06/21	$17,946	$22,536	$17,851
06/22	$15,403	$20,144	$15,496
06/23	$17,198	$24,091	$17,103
06/24	$19,286	$30,006	$19,026
06/25	$20,251	$34,556	$21,017
06/26	$25,402	$42,271	$29,117

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	25.44%	7.20%	9.77%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

The 7-month total return for the share class was 19.64%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 2500 Value Index was 25.00%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.I.018914705.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class I: ABSIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-I-0153-0626

Class I: ABSIX

3

Class Z: ABSZX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Discovery Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSZX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$52	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Highlights

Top contributors to performance:

  During the seven-month period, sector allocation to financials, consumer discretionary, health care and energy, along with security selection within financials, consumer staples and consumer discretionary, were contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within technology, health care, real estate and materials, along with sector allocation to consumer staples, were the primary detractors from performance.

Class Z: ABSZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class Z	S&P 500 Index	Russell 2500 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,045	$11,790	$11,836
06/18	$13,778	$13,484	$13,196
06/19	$13,029	$14,889	$12,942
06/20	$10,544	$16,006	$10,936
06/21	$18,017	$22,536	$17,851
06/22	$15,479	$20,144	$15,496
06/23	$17,292	$24,091	$17,103
06/24	$19,411	$30,006	$19,026
06/25	$20,404	$34,556	$21,017
06/26	$25,608	$42,271	$29,117

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	25.51%	7.28%	9.86%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

The 7-month total return for the share class was 19.70%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 2500 Value Index was 25.00%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-discovery-value-fund.Z.018914804.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class Z: ABSZX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DV-Z-0153-0626

Class Z: ABSZX

3

Advisor Class: ABIYX

June 30, 2026

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Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the “benchmark”). The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Security selection within electronics, finance and consumer non-cyclicals contributed the most to relative performance and more than offset weaker selection within consumer cyclicals, capital equipment and energy. Overall, sector allocation detracted from performance, although positive contributions from energy, utilities and medical holdings partially offset losses from positioning within construction and housing, telecommunications and cash. Currency movements contributed modestly to relative performance. Overall, the Fund’s results were positive during the reporting period.

During the seven-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which added to performance.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within electronics, finance and consumer non-cyclicals, along with sector allocation within energy and utilities, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within consumer cyclicals, capital equipment and energy, along with sector allocation within construction and housing, telecommunications and cash, were the primary detractors from performance.

Advisor Class: ABIYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI EAFE Index (net)
06/16	$10,000	$10,000
06/17	$12,252	$12,027
06/18	$12,478	$12,850
06/19	$11,156	$12,988
06/20	$9,785	$12,322
06/21	$13,458	$16,308
06/22	$11,133	$13,410
06/23	$13,772	$15,927
06/24	$14,666	$17,765
06/25	$18,750	$20,914
06/26	$22,895	$25,146

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	22.11%	11.21%	8.64%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

The 7-month total return for the share class was 12.65%. The 7-month total return for the MSCI EAFE Index (net) was 12.73%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-value-fund.Advisor.018913400.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$135,132,234
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%Footnote Reference+
Total Advisory Fees Paid (Net)	$236,463Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Advisor Class: ABIYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$5,197,632	3.8%
Shell PLC	$4,218,842	3.1%
Roche Holding AG	$3,387,351	2.5%
Sony Group Corp.	$3,050,808	2.3%
Resona Holdings, Inc.	$3,044,380	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,753,270	2.1%
Airbus SE	$2,739,317	2.0%
Industria de Diseno Textil SA	$2,692,930	2.0%
BNP Paribas SA	$2,602,268	1.9%
Novo Nordisk A/S - Class B	$2,596,047	1.9%
Total	$32,282,845	23.9%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Information Technology	8.7%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	4.9%
Netherlands	4.5%
Denmark	3.7%
Spain	3.4%
Hong Kong	2.6%
Switzerland	2.5%
Germany	2.2%
Taiwan	2.0%
Belgium	1.9%
South Africa	1.8%
Others	9.3%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Advisor Class: ABIYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-ADV-0153-0626

Advisor Class: ABIYX

4

Class A: ABIAX

June 30, 2026

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Please scan QR code for

Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIAX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the “benchmark”). The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Security selection within electronics, finance and consumer non-cyclicals contributed the most to relative performance and more than offset weaker selection within consumer cyclicals, capital equipment and energy. Overall, sector allocation detracted from performance, although positive contributions from energy, utilities and medical holdings partially offset losses from positioning within construction and housing, telecommunications and cash. Currency movements contributed modestly to relative performance. Overall, the Fund’s results were positive during the reporting period.

During the seven-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which added to performance.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within electronics, finance and consumer non-cyclicals, along with sector allocation within energy and utilities, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within consumer cyclicals, capital equipment and energy, along with sector allocation within construction and housing, telecommunications and cash, were the primary detractors from performance.

Class A: ABIAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI EAFE Index (net)
06/16	$9,573	$10,000
06/17	$11,696	$12,027
06/18	$11,884	$12,850
06/19	$10,600	$12,988
06/20	$9,270	$12,322
06/21	$12,725	$16,308
06/22	$10,498	$13,410
06/23	$12,955	$15,927
06/24	$13,761	$17,765
06/25	$17,542	$20,914
06/26	$21,371	$25,146

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	21.82%	10.93%	8.36%
Class A (with sales charges)	16.67%	9.96%	7.89%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

The 7-month total return for the share class (without sales charges) was 12.46%. The 7-month total return for the MSCI EAFE Index (net) was 12.73%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-value-fund.A.018913103.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$135,132,234
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%Footnote Reference+
Total Advisory Fees Paid (Net)	$236,463Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class A: ABIAX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$5,197,632	3.8%
Shell PLC	$4,218,842	3.1%
Roche Holding AG	$3,387,351	2.5%
Sony Group Corp.	$3,050,808	2.3%
Resona Holdings, Inc.	$3,044,380	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,753,270	2.1%
Airbus SE	$2,739,317	2.0%
Industria de Diseno Textil SA	$2,692,930	2.0%
BNP Paribas SA	$2,602,268	1.9%
Novo Nordisk A/S - Class B	$2,596,047	1.9%
Total	$32,282,845	23.9%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Information Technology	8.7%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	4.9%
Netherlands	4.5%
Denmark	3.7%
Spain	3.4%
Hong Kong	2.6%
Switzerland	2.5%
Germany	2.2%
Taiwan	2.0%
Belgium	1.9%
South Africa	1.8%
Others	9.3%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Class A: ABIAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-A-0153-0626

Class A: ABIAX

4

Class C: ABICX

June 30, 2026

SCAN ME

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Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABICX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	1.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the “benchmark”). The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Security selection within electronics, finance and consumer non-cyclicals contributed the most to relative performance and more than offset weaker selection within consumer cyclicals, capital equipment and energy. Overall, sector allocation detracted from performance, although positive contributions from energy, utilities and medical holdings partially offset losses from positioning within construction and housing, telecommunications and cash. Currency movements contributed modestly to relative performance. Overall, the Fund’s results were positive during the reporting period.

During the seven-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which added to performance.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within electronics, finance and consumer non-cyclicals, along with sector allocation within energy and utilities, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within consumer cyclicals, capital equipment and energy, along with sector allocation within construction and housing, telecommunications and cash, were the primary detractors from performance.

Class C: ABICX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI EAFE Index (net)
06/16	$10,000	$10,000
06/17	$12,133	$12,027
06/18	$12,230	$12,850
06/19	$10,834	$12,988
06/20	$9,403	$12,322
06/21	$12,799	$16,308
06/22	$10,483	$13,410
06/23	$12,843	$15,927
06/24	$13,534	$17,765
06/25	$17,130	$20,914
06/26	$20,717	$25,146

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	20.94%	10.11%	7.56%
Class C (with sales charges)	19.94%	10.11%	7.56%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

The 7-month total return for the share class (without sales charges) was 11.99%. The 7-month total return for the MSCI EAFE Index (net) was 12.73%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-value-fund.C.018913301.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$135,132,234
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%Footnote Reference+
Total Advisory Fees Paid (Net)	$236,463Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class C: ABICX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$5,197,632	3.8%
Shell PLC	$4,218,842	3.1%
Roche Holding AG	$3,387,351	2.5%
Sony Group Corp.	$3,050,808	2.3%
Resona Holdings, Inc.	$3,044,380	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,753,270	2.1%
Airbus SE	$2,739,317	2.0%
Industria de Diseno Textil SA	$2,692,930	2.0%
BNP Paribas SA	$2,602,268	1.9%
Novo Nordisk A/S - Class B	$2,596,047	1.9%
Total	$32,282,845	23.9%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Information Technology	8.7%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	4.9%
Netherlands	4.5%
Denmark	3.7%
Spain	3.4%
Hong Kong	2.6%
Switzerland	2.5%
Germany	2.2%
Taiwan	2.0%
Belgium	1.9%
South Africa	1.8%
Others	9.3%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Class C: ABICX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABICX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-C-0153-0626

Class C: ABICX

4

Class I: AIVIX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB International Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIVIX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the “benchmark”). The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Security selection within electronics, finance and consumer non-cyclicals contributed the most to relative performance and more than offset weaker selection within consumer cyclicals, capital equipment and energy. Overall, sector allocation detracted from performance, although positive contributions from energy, utilities and medical holdings partially offset losses from positioning within construction and housing, telecommunications and cash. Currency movements contributed modestly to relative performance. Overall, the Fund’s results were positive during the reporting period.

During the seven-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which added to performance.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within electronics, finance and consumer non-cyclicals, along with sector allocation within energy and utilities, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, security selection within consumer cyclicals, capital equipment and energy, along with sector allocation within construction and housing, telecommunications and cash, were the primary detractors from performance.

Class I: AIVIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	MSCI EAFE Index (net)
06/16	$10,000	$10,000
06/17	$12,276	$12,027
06/18	$12,531	$12,850
06/19	$11,230	$12,988
06/20	$9,855	$12,322
06/21	$13,548	$16,308
06/22	$11,212	$13,410
06/23	$13,870	$15,927
06/24	$14,762	$17,765
06/25	$18,840	$20,914
06/26	$23,021	$25,146

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	22.19%	11.19%	8.70%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

The 7-month total return for the share class was 12.66%. The 7-month total return for the MSCI EAFE Index (net) was 12.73%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-international-value-fund.I.018913707.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$135,132,234
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%Footnote Reference+
Total Advisory Fees Paid (Net)	$236,463Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class I: AIVIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$5,197,632	3.8%
Shell PLC	$4,218,842	3.1%
Roche Holding AG	$3,387,351	2.5%
Sony Group Corp.	$3,050,808	2.3%
Resona Holdings, Inc.	$3,044,380	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,753,270	2.1%
Airbus SE	$2,739,317	2.0%
Industria de Diseno Textil SA	$2,692,930	2.0%
BNP Paribas SA	$2,602,268	1.9%
Novo Nordisk A/S - Class B	$2,596,047	1.9%
Total	$32,282,845	23.9%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Information Technology	8.7%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	4.9%
Netherlands	4.5%
Denmark	3.7%
Spain	3.4%
Hong Kong	2.6%
Switzerland	2.5%
Germany	2.2%
Taiwan	2.0%
Belgium	1.9%
South Africa	1.8%
Others	9.3%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Class I: AIVIX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIVIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

IV-I-0153-0626

Class I: AIVIX

4

Advisor Class: ABVYX

June 30, 2026

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Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$38	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within technology, real estate, industrials and health care, along with sector allocation within financials and materials, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, sector allocation within technology, cash, consumer discretionary and communication services, along with security selection within financials, communication services and consumer discretionary, were the primary detractors from performance.

Advisor Class: ABVYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,394	$11,790	$11,553
06/18	$12,197	$13,484	$12,335
06/19	$11,906	$14,889	$13,379
06/20	$10,645	$16,006	$12,197
06/21	$15,763	$22,536	$17,525
06/22	$14,592	$20,144	$16,330
06/23	$17,278	$24,091	$18,214
06/24	$20,049	$30,006	$20,592
06/25	$22,099	$34,556	$23,414
06/26	$29,646	$42,271	$29,757

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	34.15%	13.47%	11.48%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

The 7-month total return for the share class was 19.93%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 1000 Value Index was 17.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.Advisor.018915405.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Advisor Class: ABVYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-ADV-0153-0626

Advisor Class: ABVYX

3

Class A: ABVAX

June 30, 2026

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Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVAX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within technology, real estate, industrials and health care, along with sector allocation within financials and materials, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, sector allocation within technology, cash, consumer discretionary and communication services, along with security selection within financials, communication services and consumer discretionary, were the primary detractors from performance.

Class A: ABVAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
06/16	$9,578	$10,000	$10,000
06/17	$10,896	$11,790	$11,553
06/18	$11,632	$13,484	$12,335
06/19	$11,321	$14,889	$13,379
06/20	$10,105	$16,006	$12,197
06/21	$14,926	$22,536	$17,525
06/22	$13,781	$20,144	$16,330
06/23	$16,278	$24,091	$18,214
06/24	$18,834	$30,006	$20,592
06/25	$20,709	$34,556	$23,414
06/26	$27,713	$42,271	$29,757

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	33.82%	13.17%	11.21%
Class A (with sales charges)	28.15%	12.20%	10.73%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

The 7-month total return for the share class (without sales charges) was 19.80%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 1000 Value Index was 17.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.A.018915108.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class A: ABVAX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-A-0153-0626

Class A: ABVAX

3

Class C: ABVCX

June 30, 2026

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Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVCX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within technology, real estate, industrials and health care, along with sector allocation within financials and materials, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, sector allocation within technology, cash, consumer discretionary and communication services, along with security selection within financials, communication services and consumer discretionary, were the primary detractors from performance.

Class C: ABVCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,286	$11,790	$11,553
06/18	$11,959	$13,484	$12,335
06/19	$11,553	$14,889	$13,379
06/20	$10,229	$16,006	$12,197
06/21	$14,990	$22,536	$17,525
06/22	$13,741	$20,144	$16,330
06/23	$16,111	$24,091	$18,214
06/24	$18,500	$30,006	$20,592
06/25	$20,190	$34,556	$23,414
06/26	$26,808	$42,271	$29,757

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	32.78%	12.33%	10.36%
Class C (with sales charges)	31.78%	12.33%	10.36%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

The 7-month total return for the share class (without sales charges) was 19.24%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 1000 Value Index was 17.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.C.018915306.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class C: ABVCX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-C-0153-0626

Class C: ABVCX

3

Class I: ABVIX

June 30, 2026

SCAN ME

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Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVIX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within technology, real estate, industrials and health care, along with sector allocation within financials and materials, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, sector allocation within technology, cash, consumer discretionary and communication services, along with security selection within financials, communication services and consumer discretionary, were the primary detractors from performance.

Class I: ABVIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,403	$11,790	$11,553
06/18	$12,211	$13,484	$12,335
06/19	$11,919	$14,889	$13,379
06/20	$10,666	$16,006	$12,197
06/21	$15,802	$22,536	$17,525
06/22	$14,630	$20,144	$16,330
06/23	$17,328	$24,091	$18,214
06/24	$20,099	$30,006	$20,592
06/25	$22,138	$34,556	$23,414
06/26	$29,701	$42,271	$29,757

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	34.16%	13.45%	11.50%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

The 7-month total return for the share class was 19.88%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 1000 Value Index was 17.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.I.018915702.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class I: ABVIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-I-0153-0626

Class I: ABVIX

3

Class Z: ABVZX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Large Cap Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVZX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the seven-month period, security selection within technology, real estate, industrials and health care, along with sector allocation within financials and materials, were the leading contributors to performance.

Top detractors from performance:

  During the seven-month period, sector allocation within technology, cash, consumer discretionary and communication services, along with security selection within financials, communication services and consumer discretionary, were the primary detractors from performance.

Class Z: ABVZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class Z	S&P 500 Index	Russell 1000 Value Index
10/24	$10,000	$10,000	$10,000
11/24	$10,802	$10,589	$10,563
11/25	$11,581	$12,178	$11,329
06/26	$13,885	$13,429	$13,258

Average Annual Total Returns

Table Summary
AATR	1 Year	Since Inception 10/1/24
Class Z	33.77%	20.69%
S&P 500 Index	22.33%	18.41%
Russell 1000 Value Index	27.09%	17.55%

The 7-month total return for the share class was 19.90%. The 7-month total return for the S&P 500 Index was 10.27% and the 7-month total return for the Russell 1000 Value Index was 17.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-value-fund.Z.018915801.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Class Z: ABVZX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LCV-Z-0153-0626

Class Z: ABVZX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, John Lovito, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB International Value Fund	2025	$45,552	$—	$27,332
	2026	$43,274	$—	$24,638
AB Discovery Value Fund	2025	$40,453	$—	$22,993
	2026	$38,430	$—	$21,746
AB Large Cap Value Fund	2025	$35,524	$—	$23,041
	2026	$33,748	$—	$20,996

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB International Value Fund	2025	$1,653,344	$27,332
			$—
			$(27,332)
	2026	$1,491,223	$24,638
			$—
			$(24,638)
AB Discovery Value Fund	2025	$1,649,005	$22,993
			$—
			$(22,993)
	2026	$1,488,331	$21,746
			$—
			$(21,746)
AB Large Cap Value Fund	2025	$1,649,053	$23,041
			$—
			$(23,041)
	2026	$1,487,581	$20,996
			$—
			$(20,996)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

John Lovito	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB DISCOVERY VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Industrials – 23.3%
Air Freight & Logistics – 2.4%
CH Robinson Worldwide, Inc.	186,168	$35,062,881
GXO Logistics, Inc.(a)	515,651	26,143,506

		61,206,387

Building Products – 0.9%
Gibraltar Industries, Inc.(a)(b)	518,328	23,376,593

Construction & Engineering – 1.8%
Cardinal Infrastructure Group, Inc. – Class A(a)	137,639	12,965,594
WillScot Holdings Corp.(b)	1,183,833	34,165,420

		47,131,014

Electrical Equipment – 1.6%
Regal Rexnord Corp.	167,446	39,883,963

Ground Transportation – 1.5%
ArcBest Corp.	35,426	5,085,048
Knight-Swift Transportation Holdings, Inc.	409,558	31,892,282

		36,977,330

Machinery – 6.2%
CNH Industrial NV(b)	1,660,094	18,642,856
JBT Marel Corp.(b)	215,679	31,273,455
Oshkosh Corp.	216,412	33,214,914
Pentair PLC	272,182	20,865,472
Tennant Co.(b)	279,771	24,491,153
Terex Corp.	434,730	31,470,105

		159,957,955

Marine Transportation – 1.1%
Kirby Corp.(a)	196,896	26,771,949

Passenger Airlines – 0.6%
Alaska Air Group, Inc.(a)(b)	299,841	15,651,700

Professional Services – 4.5%
CACI International, Inc. – Class A(a)	51,510	23,862,523
First Advantage Corp.(a)(b)	1,784,250	32,205,712
ICF International, Inc.	314,761	22,933,486
KBR, Inc.	280,385	9,681,694
Robert Half, Inc.(b)	864,351	26,535,576

		115,218,991

Trading Companies & Distributors – 2.7%
Boise Cascade Co.	284,973	22,122,454
Core & Main, Inc. – Class A(a)	432,917	20,888,245
GATX Corp.(b)	150,911	26,739,920

		69,750,619

		595,926,501

ABFunds.com	AB Discovery Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – 16.4%
Banks – 8.7%
First BanCorp/Puerto Rico	1,141,061	$29,747,460
First Citizens BancShares, Inc./NC – Class A	15,086	31,390,798
Flagstar Bank NA(b)	1,780,512	26,600,849
Independent Bank Corp.(b)	221,830	18,571,608
Texas Capital Bancshares, Inc.	251,733	25,993,950
UMB Financial Corp.	264,135	37,707,913
WaFd, Inc.	816,622	31,333,786
Wintrust Financial Corp.	138,027	22,183,699

		223,530,063

Capital Markets – 2.6%
Invesco Ltd.	943,955	24,910,973
PJT Partners, Inc. – Class A(b)	140,229	21,166,165
Stifel Financial Corp.	296,973	20,719,806

		66,796,944

Financial Services – 2.0%
HA Sustainable Infrastructure Capital, Inc.(b)	828,975	32,371,473
Voya Financial, Inc.	44,809	4,056,559
Walker & Dunlop, Inc.	272,224	14,890,653

		51,318,685

Insurance – 3.1%
Everest Group Ltd.	103,037	36,807,908
Hanover Insurance Group, Inc. (The)	195,610	41,884,013

		78,691,921

		420,337,613

Information Technology – 12.7%
Communications Equipment – 2.3%
Calix, Inc.(a)	556,686	20,775,522
F5, Inc.(a)	94,149	39,162,218

		59,937,740

Electronic Equipment, Instruments & Components – 4.8%
Crane NXT Co.(b)	599,906	30,691,191
Plexus Corp.(a)	120,238	36,151,959
TD SYNNEX Corp.	126,962	33,942,021
Zebra Technologies Corp. – Class A(a)	82,433	21,701,312

		122,486,483

IT Services – 0.4%
Globant SA(a)(b)	322,084	9,321,111

Semiconductors & Semiconductor Equipment – 1.8%
FormFactor, Inc.(a)	155,578	24,881,589
Universal Display Corp.	260,479	22,554,877

		47,436,466

2 AB Discovery Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Software – 3.4%
ACI Worldwide, Inc.(a)(b)	533,276	$26,818,450
Commvault Systems, Inc.(a)	189,776	26,896,952
Dynatrace, Inc.(a)	479,542	21,056,689
Nice Ltd. (Sponsored ADR)(a)(b)	130,949	11,896,717

		86,668,808

		325,850,608

Consumer Discretionary – 11.6%
Automobile Components – 2.9%
BorgWarner, Inc.	623,589	41,406,310
Versigent PLC(a)	756,348	31,774,179

		73,180,489

Distributors – 0.7%
Pool Corp.	88,560	19,031,544

Diversified Consumer Services – 3.0%
ADT, Inc.	3,581,627	23,280,576
Frontdoor, Inc.(a)	445,165	34,540,352
Laureate Education, Inc.(a)	518,544	18,833,518

		76,654,446

Hotels, Restaurants & Leisure – 1.7%
Hyatt Hotels Corp. – Class A(b)	115,846	22,455,588
Norwegian Cruise Line Holdings Ltd.(a)	963,552	20,340,583

		42,796,171

Household Durables – 0.4%
Taylor Morrison Home Corp.(a)	153,201	10,990,640

Leisure Products – 2.0%
Brunswick Corp./DE	246,071	20,729,021
Hasbro, Inc.	365,236	30,164,841

		50,893,862

Specialty Retail – 0.9%
Bath & Body Works, Inc.	1,027,042	23,755,482

		297,302,634

Health Care – 9.3%
Health Care Equipment & Supplies – 3.8%
Envista Holdings Corp.(a)	1,192,004	31,409,305
Globus Medical, Inc. – Class A(a)	438,920	34,679,069
Integer Holdings Corp.(a)(b)	179,384	16,763,435
STERIS PLC	73,247	15,423,621

		98,275,430

Health Care Providers & Services – 3.3%
BrightSpring Health Services, Inc.(a)	392,927	27,402,729
Encompass Health Corp.	200,460	20,262,497

ABFunds.com	AB Discovery Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tenet Healthcare Corp.(a)	196,586	$36,777,309

		84,442,535

Life Sciences Tools & Services – 2.2%
Bio-Techne Corp.(b)	375,610	26,536,846
ICON PLC(a)	165,791	28,799,555

		55,336,401

		238,054,366

Real Estate – 6.8%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	691,151	14,286,091

Health Care REITs – 0.5%
American Healthcare REIT, Inc.	239,294	12,479,182

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	128,147	16,473,297

Industrial REITs – 0.8%
STAG Industrial, Inc.	544,936	20,740,264

Office REITs – 1.2%
COPT Defense Properties	806,090	29,333,615

Real Estate Management & Development – 1.2%
Jones Lang LaSalle, Inc.(a)	101,615	31,495,569

Residential REITs – 0.8%
Independence Realty Trust, Inc.(b)	1,292,234	21,567,386

Retail REITs – 0.7%
Brixmor Property Group, Inc.	534,284	16,845,975

Specialized REITs – 0.4%
CubeSmart	283,008	11,255,228

		174,476,607

Materials – 6.5%
Chemicals – 3.3%
Avient Corp.	778,953	28,790,103
Element Solutions, Inc.	547,131	26,125,505
RPM International, Inc.	258,504	28,732,720

		83,648,328

Construction Materials – 0.8%
Eagle Materials, Inc.	94,522	21,267,450

Containers & Packaging – 0.8%
O-I Glass, Inc.(a)	2,118,508	20,401,232

Metals & Mining – 1.6%
Reliance, Inc.	110,629	41,330,994

		166,648,004

4 AB Discovery Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 5.6%
Consumer Staples Distribution & Retail – 4.9%
BJ’s Wholesale Club Holdings, Inc.(a)	288,355	$25,150,323
Dollar Tree, Inc.(a)	259,706	31,411,441
Sprouts Farmers Market, Inc.(a)	322,468	27,274,343
US Foods Holding Corp.(a)	418,164	42,757,269

		126,593,376

Household Products – 0.7%
WD-40 Co.	74,503	18,151,911

		144,745,287

Utilities – 3.4%
Electric Utilities – 1.5%
IDACORP, Inc.(b)	254,372	38,486,484

Gas Utilities – 1.5%
Chesapeake Utilities Corp.	143,719	17,602,703
ONE Gas, Inc.	282,604	21,780,290

		39,382,993

Independent Power and Renewable Electricity Producers – 0.4%
Fervo Energy Co. – Class A(a)	356,891	10,431,924

		88,301,401

Energy – 3.1%
Energy Equipment & Services – 1.4%
TechnipFMC PLC	552,170	36,608,871

Oil, Gas & Consumable Fuels – 1.7%
Magnolia Oil & Gas Corp. – Class A(b)	805,472	20,603,974
Matador Resources Co.	438,479	21,827,484

		42,431,458

		79,040,329

Total Common Stocks (cost $2,078,057,587)		2,530,683,350

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $44,420,620)	44,420,620	44,420,620

Total Investments Before Security Lending Collateral for Securities Loaned – 100.4% (cost $2,122,478,207)		2,575,103,970

ABFunds.com	AB Discovery Value Fund 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $4,372,938)	4,372,938	$4,372,938

Total Investments – 100.6% (cost $2,126,851,145)		2,579,476,908
Other assets less liabilities – (0.6)%		(16,199,153)

Net Assets – 100.0%		$2,563,277,755

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See	notes to financial statements.

6 AB Discovery Value Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,078,057,587)	$2,530,683,350	(a)
Affiliated issuers (cost $48,793,558—including investment of cash collateral for securities loaned of $4,372,938)	48,793,558
Cash	2,815,197
Receivable for investment securities sold	3,933,984
Unaffiliated dividends receivable	2,154,214
Receivable for shares of beneficial interest sold	265,325
Affiliated dividends receivable	66,040
Receivable due from Adviser	4,525

Total assets	2,588,716,193

Liabilities
Payable for investment securities purchased	17,195,777
Payable for collateral received on securities loaned	4,372,938
Payable for shares of beneficial interest redeemed	1,914,862
Advisory fee payable	1,532,727
Administrative fee payable	65,044
Distribution fee payable	45,948
Transfer Agent fee payable	45,657
Trustees’ fees payable	863
Accrued expenses	264,622

Total liabilities	25,438,438

Net Assets	$2,563,277,755

Composition of Net Assets
Paid-in capital	1,913,088,269
Distributable earnings	650,189,486

Net Assets	$2,563,277,755

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$215,900,386	8,989,197	$24.02	*

C	$3,651,698	146,266	$24.97

Advisor	$1,725,015,810	68,965,669	$25.01

I	$143,217,750	6,048,382	$23.68

Z	$475,492,111	20,128,023	$23.62

(a)	Includes securities on loan with a value of $249,467,568 (see Note E).

*	The maximum offering price per share for Class A shares was $25.09 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 7

STATEMENT OF OPERATIONS

	December 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $30,909 and $78,421)	$20,563,521		$38,090,122
Affiliated issuers	391,868		836,983
Interest	2,145		2,922
Securities lending income, net	138,204		396,812
Other income(b)	– 0	–	634,361

Total income	21,095,738		39,961,200

Expenses
Advisory fee (see Note B)	10,465,317		17,332,031
Distribution fee—Class A	294,415		519,386
Distribution fee—Class C	19,886		40,174
Transfer agency—Class A	65,834		100,467
Transfer agency—Class C	1,173		2,083
Transfer agency—Advisor Class	521,974		720,348
Transfer agency—Class I	96,328		160,310
Transfer agency—Class Z	68,543		121,239
Custody and accounting	129,858		290,396
Registration fees	78,914		99,330
Administrative	77,386		126,947
Audit and tax	59,902		63,286
Legal	45,313		64,027
Printing	36,578		92,655
Trustees’ fees	20,108		37,953
Miscellaneous	36,682		93,526

Total expenses	12,018,211		19,864,158
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(27,724)		(53,103)

Net expenses	11,990,487		19,811,055

Net investment income	9,105,251		20,150,145

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	212,890,055		128,236,752
Foreign currency transactions	– 0	–	(1,026)
Net change in unrealized appreciation (depreciation) of:
Investments	214,205,304		(284,168,248)
Foreign currency denominated assets and liabilities	– 0	–	(125)

Net gain (loss) on investment transactions	427,095,359		(155,932,647)

Net Increase (Decrease) in Net Assets from Operations	$436,200,610		$(135,782,502)

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

8 AB Discovery Value Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	December 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025		Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,105,251		$20,150,145		$20,127,428
Net realized gain on investment and foreign currency transactions	212,890,055		128,235,726		314,110,993
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	214,205,304		(284,168,373)		356,983,300

Net increase (decrease) in net assets from operations	436,200,610		(135,782,502)		691,221,721
Distributions to Shareholders
Class A	(11,025,871)		(29,323,924)		(14,653,544)
Class C	(161,228)		(800,091)		(430,035)
Advisor Class	(86,082,105)		(194,479,449)		(89,029,031)
Class R	– 0	–	– 0	–	(1,670,906)
Class K	– 0	–	– 0	–	(785,359)
Class I	(7,760,099)		(18,299,170)		(8,557,743)
Class Z	(27,001,082)		(65,740,733)		(47,557,563)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(48,533,152)		109,773,500		(363,200,133)

Total increase (decrease)	255,637,073		(334,652,369)		165,337,407
Net Assets
Beginning of period	2,307,640,682		2,642,293,051		2,476,955,644

End of period	$2,563,277,755		$2,307,640,682		$2,642,293,051

(a)	The Fund changed its fiscal year end from November 30 to June 30.

See notes to financial statements.

ABFunds.com	AB Discovery Value Fund 9

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Discovery Value Fund (the “Fund”), a diversified fund. Effective June 1, 2026, the Fund changed its fiscal year end from November 30 to June 30. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Trustees (the “Board”) approved a reverse share split for Class C shares. The reverse share spilt was effective on October 20, 2025. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or

ABFunds.com	AB Discovery Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

12 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,530,683,350		$	– 0	–	$	– 0	–	$2,530,683,350
Short-Term Investments	44,420,620			– 0	–		– 0	–	44,420,620
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,372,938			– 0	–		– 0	–	4,372,938

Total Investments in Securities	2,579,476,908			– 0	–		– 0	–	2,579,476,908
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,579,476,908		$	– 0	–	$	– 0	–	$2,579,476,908

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

ABFunds.com	AB Discovery Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

14 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Funds, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. On August 3, 2026, the joint meeting of shareholders was adjourned until September 15, 2026 in respect of the Fund.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and for the year ended November 30, 2025, the reimbursement for such services amounted to $77,386 and $126,947, respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the

ABFunds.com	AB Discovery Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $308,778 and $544,691, respectively, for the period ended June 30, 2026 and for the year ended November 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,101 from the sale of Class A shares and received $123 and $17 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $634,361 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and for the year ended November 30, 2025, such waiver amounted to $22,581 and $39,792, respectively.

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 11/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$18,393	$401,486	$375,458	$44,421	$392
AB Government Money Market Portfolio*	270	79,791	75,688	4,373	9

Total				$48,794	$401

*	Investments of cash collateral for securities lending transactions (see Note E).

16 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$17,153	$592,367	$591,127	$18,393	$837
AB Government Money Market Portfolio*	228	418,864	418,822	270	83

Total				$18,663	$920

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,691,222 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$925,017,655		$1,109,452,949
U.S. government securities	– 0	–	– 0	–

ABFunds.com	AB Discovery Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,461,937,203		$1,641,915,612
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$2,136,347,236

Gross unrealized appreciation	$548,740,284
Gross unrealized depreciation	(105,610,612)

Net unrealized appreciation	$443,129,672

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the period ended June 30, 2026 and for the year ended November 30 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only

18 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

ABFunds.com	AB Discovery Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$249,467,568	$4,372,938	$253,540,432	$129,265	$8,939	$5,143

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$218,009,647	$270,288	$223,750,892	$313,603	$83,209	$13,311

*	As of November 30, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024

Class A
Shares sold	254,465	394,919	525,004	$5,514,638	$8,077,886	$11,646,419

Shares issued in reinvestment of dividends and distributions	472,197	1,167,734	658,911	9,746,143	25,631,933	13,145,264

Shares converted from Class C	14,839	42,042	33,461	324,088	867,821	750,737

Shares redeemed	(1,016,778)	(2,229,100)	(2,307,189)	(22,162,743)	(45,890,886)	(51,405,424)

Net decrease	(275,277)	(624,405)	(1,089,813)	$(6,577,874)	$(11,313,246)	$(25,863,004)

20 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares					Amount
	December 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025		Year Ended November 30, 2024	December 1, 2025 to June 30, 2026(a)			Year Ended November 30, 2025			Year Ended November 30, 2024

Class C(b)
Shares sold	13,791		13,232		13,581		$314,943			$289,252		$340,351

Shares issued in reinvestment of distributions	7,056		31,767		18,988		151,996			727,836		407,988

Shares converted to Class A	(14,252)		(40,317)		(31,195)		(324,088)			(867,821)		(750,737)

Shares redeemed	(11,510)		(71,159)		(50,815)		(253,673)			(1,505,389)		(1,205,145)

Net decrease	(4,915)		(66,477)		(49,441)		$(110,822)			$(1,356,122)		$(1,207,543)

Advisor Class
Shares sold	4,360,555		9,162,371		7,802,113		$97,964,507			$194,857,749		$179,577,312

Shares issued in reinvestment of dividends and distributions	3,540,246		7,603,941		3,891,957		76,009,075			173,217,773		80,213,235

Shares redeemed	(7,785,799)		(12,012,947)		(11,791,437)		(176,259,465)			(256,540,851)		(271,697,639)

Net increase (decrease)	115,002		4,753,365		(97,367)		$(2,285,883)			$111,534,671		$(11,907,092)

Class R
Shares sold	– 0	–	– 0	–	69,530	$	– 0	–	$	– 0	–	$1,438,845

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–	87,390		– 0	–		– 0	–	1,670,906

Shares redeemed	– 0	–	– 0	–	(1,511,904)		– 0	–		– 0	–	(32,420,490)

Net increase (decrease)	– 0	–	– 0	–	(1,354,984)	$	– 0	–	$	– 0	–	$(29,310,739)

Class K
Shares sold	– 0	–	– 0	–	44,741	$	– 0	–	$	– 0	–	$937,944

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–	40,028		– 0	–		– 0	–	785,355

Shares redeemed	– 0	–	– 0	–	(723,473)		– 0	–		– 0	–	(15,752,618)

Net increase (decrease)	– 0	–	– 0	–	(638,704)	$	– 0	–	$	– 0	–	$(14,029,319)

Class I
Shares sold	1,095,347		1,566,734		1,302,831		$23,524,752			$31,242,177		$28,609,319

Shares issued in reinvestment of dividends and distributions	379,214		840,147		431,277		7,709,420			18,189,172		8,500,478

Shares redeemed	(1,723,214)		(2,156,639)		(1,877,587)		(37,378,964)			(42,994,358)		(41,834,795)

Net increase (decrease)	(248,653)		250,242		(143,479)		$(6,144,792)			$6,436,991		$(4,724,998)

ABFunds.com	AB Discovery Value Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024

Class Z
Shares sold	1,045,031	1,846,736	3,408,981	$22,507,765	$37,352,284	$75,118,538

Shares issued in reinvestment of dividends and distributions	1,300,678	2,977,367	2,387,457	26,364,742	64,281,354	46,937,399

Shares redeemed	(3,803,337)	(4,821,007)	(18,261,939)	(82,286,288)	(97,162,432)	(398,213,375)

Net increase (decrease)	(1,457,628)	3,096	(12,465,501)	$(33,413,781)	$4,471,206	$(276,157,438)

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Effective October 20, 2025, Class C share transactions have been adjusted to reflect a 1 for 1.307 reverse share split.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials and financials sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

22 AB Discovery Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

ABFunds.com	AB Discovery Value Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026 and the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	December 1, 2025 to June 30, 2026	Year ended November 30, 2025	Year ended November 30, 2024
Distributions paid from:
Ordinary income	$18,751,150	$65,675,675	$25,198,883
Net long-term capital gains	113,279,235	242,967,692	137,485,298

Total taxable distributions	$132,030,385	$308,643,367	$162,684,181

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$121,125,954
Undistributed capital gains	85,933,861
Unrealized appreciation (depreciation)	443,129,671	(a)

Total accumulated earnings (deficit)	$650,189,486

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

24 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 21.26	$ 25.45	$ 20.75	$ 22.19	$ 26.15	$ 19.27

Income From Investment Operations

Net investment income(b)(c)	.05	.13	(d)	.13	.12	.17	.20

Net realized and unrealized gain (loss) on investment transactions	3.91	(1.34)	5.91	(.08)	(1.73)	6.79

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	3.96	(1.21)	6.04	.04	(1.56)	6.99

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.12)	(.10)	(.19)	(.22)	(.11)

Distributions from net realized gain on investment transactions	(1.07)	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(1.20)	(2.98)	(1.34)	(1.48)	(2.40)	(.11)

Net asset value, end of period	$ 24.02	$ 21.26	$ 25.45	$ 20.75	$ 22.19	$ 26.15

Total Return

Total investment return based on net asset value(f)(g)	19.55%	(5.13	)%(d)	30.87%	.44%	(6.98)%	36.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$215,900	$196,961	$251,694	$227,835	$260,309	$327,794

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.09	%(h)	1.08%	1.09%	1.10%	1.08%	1.08%

Expenses, before waivers/reimbursements	1.09	%(h)	1.09%	1.09%	1.10%	1.08%	1.08%

Net investment income(c)	.42	%(h)	.65	%(d)	.57%	.57%	.75%	.82%

Portfolio turnover rate	39%	63%	53%	52%	50%	53%

See footnote summary on page 30.

ABFunds.com	AB Discovery Value Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C(i)
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 22.02	$ 27.21	$ 22.52	$ 24.39	$ 29.15	$ 21.53

Income From Investment Operations

Net investment income (loss)(b)(c)	(.04)	(.02	)(d)	(.04)	(.04)	.00	(e)	.01

Net realized and unrealized gain (loss) on investment transactions	4.06	(1.43)	6.35	(.09)	(1.90)	7.61

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	4.02	(1.45)	6.31	(.13)	(1.90)	7.62

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.05)	(.01)	– 0	–

Distributions from net realized gain on investment transactions	(1.07)	(3.74)	(1.62)	(1.69)	(2.85)	– 0	–

Total dividends and distributions	(1.07)	(3.74)	(1.62)	(1.74)	(2.86)	– 0	–

Net asset value, end of period	$ 24.97	$ 22.02	$ 27.21	$ 22.52	$ 24.39	$ 29.15

Total Return

Total investment return based on net asset value(f)(g)	19.04%	(5.88	)%(d)	29.92%	(.28)%	(7.70)%	35.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,652	$3,329	$5,922	$6,016	$9,541	$13,548

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.84	%(h)	1.84%	1.84%	1.85%	1.83%	1.83%

Expenses, before waivers/reimbursements	1.84	%(h)	1.84%	1.84%	1.85%	1.83%	1.83%

Net investment income (loss)(c)	(.33	)%(h)	(.11	)%(d)	(.18)%	(.20)%	(.02)%	.03%

Portfolio turnover rate	39%	63%	53%	52%	50%	53%

See footnote summary on page 30.

26 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 22.12	$ 26.36	$ 21.45	$ 22.89	$ 26.90	$ 19.83

Income From Investment Operations

Net investment income(b)(c)	.09	.19	(d)	.19	.17	.23	.27

Net realized and unrealized gain (loss) on investment transactions	4.05	(1.39)	6.11	(.06)	(1.78)	6.96

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	4.14	(1.20)	6.30	.11	(1.55)	7.23

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.18)	(.15)	(.26)	(.28)	(.16)

Distributions from net realized gain on investment transactions	(1.07)	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(1.25)	(3.04)	(1.39)	(1.55)	(2.46)	(.16)

Net asset value, end of period	$ 25.01	$ 22.12	$ 26.36	$ 21.45	$ 22.89	$ 26.90

Total Return

Total investment return based on net asset value(f)(g)	19.68%	(4.89	)%(d)	31.19%	.73%	(6.78)%	36.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,725,016	$1,522,757	$1,689,588	$1,376,938	$1,485,483	$1,738,004

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.84	%(h)	.83%	.84%	.85%	.83%	.83%

Expenses, before waivers/reimbursements	.84	%(h).	.84%	.84%	.85%	.83%	.83%

Net investment income(c)	.67	%(h)	.91	%(d)	.82%	.82%	1.00%	1.07%

Portfolio turnover rate	39%	63%	53%	52%	50%	53%

See footnote summary on page 30.

ABFunds.com	AB Discovery Value Fund 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 21.00	$ 25.19	$ 20.56	$ 22.01	$ 25.96	$ 19.14

Income From Investment Operations

Net investment income(b)(c)	.08	.16	.17	.16	.22	.25

Net realized and unrealized gain (loss) on investment transactions	3.84	(1.33)	5.85	(.07)	(1.72)	6.73

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	3.92	(1.17)	6.02	.09	(1.50)	6.98

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.16)	(.15)	(.25)	(.27)	(.16)

Distributions from net realized gain on investment transactions	(1.07)	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(1.24)	(3.02)	(1.39)	(1.54)	(2.45)	(.16)

Net asset value, end of period	$ 23.68	$ 21.00	$ 25.19	$ 20.56	$ 22.01	$ 25.96

Total Return

Total investment return based on net asset value(f)(g)	19.64%	(4.99)%	31.14%	.68%	(6.81)%	36.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$143,218	$132,207	$152,313	$127,295	$132,169	$152,215

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.90	%(h)	.91%	.91%	.88%	.86%	.86%

Expenses, before waivers/reimbursements	.90	%(h).	.91%	.91%	.88%	.86%	.86%

Net investment income(c)	.62	%(h)	.80%	.76%	.79%	.97%	1.03%

Portfolio turnover rate	39%	63%	53%	52%	50%	53%

See footnote summary on page 30.

28 AB Discovery Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 20.96	$ 25.15	$ 20.53	$ 21.98	$ 25.93	$ 19.12

Income From Investment Operations

Net investment income(b)(c)	.09	.18	.19	.17	.24	.27

Net realized and unrealized gain (loss) on investment transactions	3.83	(1.32)	5.83	(.06)	(1.72)	6.72

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase (decrease) in net asset value from operations	3.92	(1.14)	6.02	.11	(1.48)	6.99

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.19)	(.16)	(.27)	(.29)	(.18)

Distributions from net realized gain on investment transactions	(1.07)	(2.86)	(1.24)	(1.29)	(2.18)	– 0	–

Total dividends and distributions	(1.26)	(3.05)	(1.40)	(1.56)	(2.47)	(.18)

Net asset value, end of period	$ 23.62	$ 20.96	$ 25.15	$ 20.53	$ 21.98	$ 25.93

Total Return

Total investment return based on net asset value(f)(g)	19.70%	(4.90)%	31.24%	.77%	(6.71)%	36.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$475,492	$452,387	$542,776	$698,987	$905,260	$972,914

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.81	%(h)	.81%	.81%	.80%	.79%	.78%

Expenses, before waivers/reimbursements	.81	%(h).	.81%	.81%	.80%	.79%	.78%

Net investment income(c)	.70	%(h)	.89%	.87%	.86%	1.05%	1.11%

Portfolio turnover rate.	39%	63%	53%	52%	50%	53%

See footnote summary on page 30.

ABFunds.com	AB Discovery Value Fund 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.01	.04%	.04%

Class C	$.01	.04%	.04%

Advisor Class	$.01	.04%	.04%

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2025 by .01%.

(h)	Annualized.

(i)	Per share amounts have been adjusted to reflect the 1 for 1.307 reverse share split effective October 20, 2025.

See notes to financial statements.

30 AB Discovery Value Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Discovery Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Discovery Value Fund (the “Fund”) (one of the funds constituting AB Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the statements of changes in net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025, the financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting AB Trust) at June 30, 2026, the results of its operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the changes in its net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025 and its financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and

ABFunds.com	AB Discovery Value Fund 31

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

32 AB Discovery Value Fund	ABFunds.com

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. For individual shareholders, the Fund designates 83.67% of dividends paid as qualified dividend income. For corporate shareholders, 83.60% of dividends paid qualify for the dividends received deduction. The Fund designates $113,279,235 of dividends paid as long-term capital gain dividends.

The Fund designates $9,267 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 2.41% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

ABFunds.com	AB Discovery Value Fund 33

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Trust in respect of AB Discovery Value Fund (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The special meeting of stockholders for the Fund on August 3, 2026 was called to order and adjourned until September 15, 2026 for the purpose of voting on the Proposed Agreement for the Fund.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

34 AB Discovery Value Fund	ABFunds.com

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

ABFunds.com	AB Discovery Value Fund 35

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for

36 AB Discovery Value Fund	ABFunds.com

which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

ABFunds.com	AB Discovery Value Fund 37

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in

38 AB Discovery Value Fund	ABFunds.com

services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

ABFunds.com	AB Discovery Value Fund 39

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Fund (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at

40 AB Discovery Value Fund	ABFunds.com

each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for

ABFunds.com	AB Discovery Value Fund 41

information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in certain periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The

42 AB Discovery Value Fund	ABFunds.com

directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered

ABFunds.com	AB Discovery Value Fund 43

by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were close to a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate would be reduced to the extent the net assets of the Fund increase beyond a breakpoint level. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

44 AB Discovery Value Fund	ABFunds.com

AB DISCOVERY VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

DV-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB INTERNATIONAL VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Financials – 23.4%
Banks – 15.7%
ABN AMRO Bank NV	59,887	$2,547,103
Barclays PLC	295,988	1,983,416
BNP Paribas SA	22,281	2,602,268
BPER Banca SpA	157,675	2,477,247
Danske Bank A/S	44,600	2,390,675
Erste Group Bank AG	16,348	2,187,982
Eurobank SA	372,670	1,777,401
Japan Post Bank Co., Ltd.	117,600	2,238,204
Resona Holdings, Inc.	233,500	3,044,380

		21,248,676

Insurance – 7.7%
Aegon Ltd.	194,600	1,656,121
ASR Nederland NV	25,480	1,924,271
AXA SA	50,034	2,507,175
Beazley PLC	132,649	2,263,690
Prudential PLC	154,331	2,049,825

		10,401,082

		31,649,758

Industrials – 18.5%
Aerospace & Defense – 5.0%
Airbus SE	12,312	2,739,317
BAE Systems PLC	71,889	1,761,757
Melrose Industries PLC	368,075	2,320,951

		6,822,025

Building Products – 1.5%
Daikin Industries Ltd.(a)	13,300	2,028,765

Construction & Engineering – 1.4%
Vinci SA	12,481	1,822,826

Electrical Equipment – 1.3%
Mitsubishi Electric Corp.	47,300	1,734,703

Ground Transportation – 0.9%
Keisei Electric Railway Co., Ltd.(a)	163,300	1,168,661

Machinery – 3.2%
CNH Industrial NV	148,564	1,668,374
RENK Group AG	25,890	1,249,750
Techtronic Industries Co., Ltd. – Class H	87,500	1,456,136

		4,374,260

Passenger Airlines – 1.4%
Ryanair Holdings PLC (Sponsored ADR)	29,574	1,914,917

ABFunds.com	AB International Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 3.8%
Bureau Veritas SA	59,039	$1,808,293
Persol Holdings Co., Ltd.	813,600	1,237,951
RELX PLC	67,648	2,138,002

		5,184,246

		25,050,403

Health Care – 10.0%
Health Care Equipment & Supplies – 1.4%
ResMed, Inc.	9,610	1,872,797

Life Sciences Tools & Services – 1.4%
ICON PLC(b)	11,161	1,938,777

Pharmaceuticals – 7.2%
Haleon PLC	433,407	1,997,202
Novo Nordisk A/S – Class B	54,054	2,596,047
Roche Holding AG	8,240	3,387,351
Takeda Pharmaceutical Co., Ltd.	54,900	1,749,918

		9,730,518

		13,542,092

Consumer Discretionary – 9.1%
Automobile Components – 0.9%
Toyo Tire Corp.(a)	54,100	1,252,600

Hotels, Restaurants & Leisure – 2.5%
Accor SA	35,078	2,034,696
Yum China Holdings, Inc.	33,985	1,388,967

		3,423,663

Household Durables – 2.3%
Sony Group Corp.	151,600	3,050,808

Specialty Retail – 2.0%
Industria de Diseno Textil SA	42,723	2,692,930

Textiles, Apparel & Luxury Goods – 1.4%
Burberry Group PLC(b)	129,217	1,825,487

		12,245,488

Information Technology – 8.7%
Semiconductors & Semiconductor Equipment – 6.9%
NXP Semiconductors NV	5,022	1,411,333
Taiwan Semiconductor Manufacturing Co., Ltd.	34,900	2,753,270
Tokyo Electron Ltd.	10,720	5,197,632

		9,362,235

Technology Hardware, Storage & Peripherals – 1.8%
Samsung Electronics Co., Ltd.	10,683	2,370,527

		11,732,762

2 AB International Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 7.0%
Beverages – 3.4%
Anheuser-Busch InBev SA/NV	31,160	$2,574,744
Coca-Cola Europacific Partners PLC	19,962	1,997,597

		4,572,341

Consumer Staples Distribution & Retail – 1.2%
Tesco PLC	274,730	1,674,780

Food Products – 1.1%
Toyo Suisan Kaisha Ltd.(a)	22,400	1,434,679

Household Products – 1.3%
Reckitt Benckiser Group PLC	27,500	1,791,173

		9,472,973

Materials – 6.3%
Chemicals – 1.9%
Arkema SA	15,021	947,524
Tosoh Corp.	90,000	1,634,491

		2,582,015

Construction Materials – 1.3%
CRH PLC	15,755	1,685,785

Metals & Mining – 3.1%
Anglo American PLC	50,381	2,471,311
Norsk Hydro ASA	196,415	1,777,315

		4,248,626

		8,516,426

Communication Services – 5.7%
Diversified Telecommunication Services – 2.5%
Deutsche Telekom AG (REG)	65,745	1,792,490
Koninklijke KPN NV	329,318	1,626,427

		3,418,917

Entertainment – 0.7%
Toho Co., Ltd./Tokyo(a)	124,300	994,201

Media – 1.4%
Publicis Groupe SA	18,985	1,876,152

Wireless Telecommunication Services – 1.1%
Tele2 AB – Class B	84,490	1,470,295

		7,759,565

Energy – 4.3%
Energy Equipment & Services – 3.1%
Shell PLC	108,922	4,218,842

Oil, Gas & Consumable Fuels – 1.2%
Santos Ltd.	321,040	1,592,642

		5,811,484

ABFunds.com	AB International Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 2.6%
Diversified REITs – 1.4%
Merlin Properties Socimi SA	108,230	$1,899,018

Real Estate Management & Development – 1.2%
Mitsui Fudosan Co., Ltd.	168,700	1,563,582

		3,462,600

Utilities – 1.7%
Electric Utilities – 1.7%
Enel SpA	198,885	2,281,288

Total Common Stocks (cost $99,279,967)		131,524,839

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $3,295,948)	3,295,948	3,295,948

Total Investments – 99.8% (cost $102,575,915)		134,820,787
Other assets less liabilities – 0.2%		311,447

Net Assets – 100.0%		$135,132,234

Country Breakdown (% of Net Assets)

Japan	21.0%
United Kingdom	16.3
France	12.1
United States	9.1
Italy	4.9
Netherlands	4.5
Denmark	3.7
Spain	3.4
Hong Kong	2.6
Switzerland	2.5
Germany	2.2
Taiwan	2.0
Belgium	1.9
South Africa	1.8
Others	9.3
Short-Term Investments	2.5
Other assets less liabilities	0.2

Total	100.0%

4 AB International Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	3,413	USD	659	07/02/2026	$(1,826)
Bank of America NA	USD	669	BRL	3,413	07/02/2026	(7,808)
Bank of America NA	KRW	2,976,417	USD	2,013	07/16/2026	88,216
Bank of America NA	JPY	99,419	USD	621	08/27/2026	6,904
Barclays Capital, Inc.	JPY	478,789	USD	2,992	08/27/2026	33,742
Barclays Capital, Inc.	EUR	567	USD	660	09/11/2026	10,269
Citibank NA	BRL	3,413	USD	656	07/02/2026	(4,793)
Citibank NA	USD	659	BRL	3,413	07/02/2026	1,826
Citibank NA	GBP	3,488	USD	4,714	07/16/2026	87,411
Citibank NA	KRW	558,020	USD	379	07/16/2026	18,391
Citibank NA	USD	651	BRL	3,413	08/04/2026	4,772
Citibank NA	EUR	577	USD	663	09/11/2026	2,245
Citibank NA	USD	8,643	CHF	6,793	09/11/2026	(169,988)
Citibank NA	USD	2,389	SGD	3,083	09/18/2026	7,089
Deutsche Bank AG	USD	237	TWD	7,571	07/21/2026	392
Goldman Sachs Bank USA	EUR	6,313	USD	7,352	09/11/2026	118,037
Goldman Sachs Bank USA	USD	689	EUR	605	09/11/2026	4,222
HSBC Bank USA	GBP	1,477	USD	1,982	07/16/2026	22,474
HSBC Bank USA	KRW	752,445	USD	520	07/16/2026	33,623
HSBC Bank USA	USD	606	KRW	927,447	07/16/2026	(6,474)
HSBC Bank USA	TWD	24,873	USD	784	07/21/2026	3,813
HSBC Bank USA	USD	1,403	ILS	4,109	08/06/2026	(21,352)
HSBC Bank USA	NOK	6,103	USD	617	09/10/2026	793
Morgan Stanley Bank NA	USD	8,480	AUD	11,853	07/09/2026	(274,597)
Morgan Stanley Bank NA	KRW	610,196	USD	397	07/16/2026	2,302
Morgan Stanley Bank NA	USD	505	KRW	764,681	07/16/2026	(10,674)
Morgan Stanley Bank NA	TWD	58,559	USD	1,846	07/21/2026	9,050
Morgan Stanley Bank NA	CNH	7,889	USD	1,165	08/07/2026	253
Morgan Stanley Bank NA	USD	6,492	JPY	1,035,144	08/27/2026	(97,702)
Morgan Stanley Bank NA	USD	2,574	SEK	24,912	09/10/2026	5,484
Morgan Stanley Bank NA	EUR	636	USD	727	09/11/2026	(1,933)
State Street Bank & Trust Co.	AUD	1,097	USD	784	07/09/2026	25,060
State Street Bank & Trust Co.	NZD	540	USD	320	07/09/2026	13,467
State Street Bank & Trust Co.	USD	815	AUD	1,135	07/09/2026	(28,846)
State Street Bank & Trust Co.	USD	646	NZD	1,095	07/09/2026	(24,351)
State Street Bank & Trust Co.	GBP	951	USD	1,283	07/16/2026	21,910
State Street Bank & Trust Co.	USD	689	GBP	521	07/16/2026	2,439
State Street Bank & Trust Co.	USD	3,403	GBP	2,521	07/16/2026	(59,516)
State Street Bank & Trust Co.	USD	345	MXN	6,024	08/06/2026	(1,074)
State Street Bank & Trust Co.	USD	345	CNH	2,329	08/07/2026	(767)
State Street Bank & Trust Co.	JPY	55,089	USD	342	08/27/2026	1,994
State Street Bank & Trust Co.	USD	721	JPY	115,331	08/27/2026	(8,213)
State Street Bank & Trust Co.	NOK	7,743	USD	791	09/10/2026	9,599
State Street Bank & Trust Co.	USD	332	NOK	3,276	09/10/2026	(1,247)
State Street Bank & Trust Co.	CHF	330	USD	410	09/11/2026	(1,211)
State Street Bank & Trust Co.	USD	346	EUR	301	09/11/2026	(1,505)
UBS	GBP	506	USD	688	07/16/2026	17,195
UBS	USD	790	JPY	126,694	08/27/2026	(7,047)

						$(177,952)

ABFunds.com	AB International Value Fund 5

PORTFOLIO OF INVESTMENTS (continued)

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB International Value Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $99,279,967)	$131,524,839	(a)
Affiliated issuers (cost $3,295,948)	3,295,948
Foreign currencies, at value (cost $187,111)	186,084
Unrealized appreciation on forward currency exchange contracts	552,972
Foreign withholding tax reclaims	417,799
Receivable due from Adviser	117,667
Unaffiliated dividends receivable	84,660
Receivable for shares of beneficial interest sold	36,412
Affiliated dividends receivable	10,199

Total assets	136,226,580

Liabilities
Unrealized depreciation on forward currency exchange contracts	730,924
Advisory fee payable	82,880
Payable for shares of beneficial interest redeemed	71,729
Audit and tax fee payable	55,677
Administrative fee payable	51,946
Distribution fee payable	20,071
Transfer Agent fee payable	7,994
Trustees’ fees payable	445
Accrued expenses	72,680

Total liabilities	1,094,346

Net Assets	$135,132,234

Composition of Net Assets
Paid-in capital	$195,974,111
Accumulated loss	(60,841,877)

Net Assets	$135,132,234

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$92,368,760	4,472,398	$20.65	*

C	$1,418,226	69,346	$20.45

Advisor	$39,928,321	1,884,199	$21.19

I	$1,416,927	69,706	$20.33

(a)	Includes securities on loan with a value of $6,777,809 (see Note E).

*	The maximum offering price per share for Class A shares was $21.57 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB International Value Fund 7

STATEMENT OF OPERATIONS

	December 1, 2025 to June 30, 2026(a)		Year ended November 30, 2025
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $216,274 and $363,996)	$2,419,826		$3,137,294
Affiliated issuers	70,773		89,138
Interest	82		314
Securities lending income, net	6,916		21,529
Other income(b)	– 0	–	161,403

Total income	2,497,597		3,409,678

Expenses
Advisory fee (see Note B)	583,137		819,030
Distribution fee—Class A	135,686		192,539
Distribution fee—Class C	7,743		11,552
Transfer agency—Class A	93,291		146,474
Transfer agency—Class C	1,456		2,425
Transfer agency—Advisor Class	37,911		57,054
Transfer agency—Class I	936		1,125
Audit and tax	68,961		75,619
Administrative	62,158		99,017
Registration fees	59,928		66,738
Custody and accounting	47,098		83,038
Printing	35,458		39,459
Legal	34,637		43,952
Trustees’ fees	9,421		17,226
Miscellaneous	22,551		32,244

Total expenses before bank overdraft expense	1,200,372		1,687,492
Bank overdraft expense	– 0	–	6,111

Total expenses	1,200,372		1,693,603
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(346,674)		(478,064)

Net expenses	853,698		1,215,539

Net investment income	1,643,899		2,194,139

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	9,304,328		13,088,742
Forward currency exchange contracts	699,947		504,529
Foreign currency transactions	(30,382)		220,242
Net change in unrealized appreciation (depreciation) of:
Investments	3,973,049		15,107,356
Forward currency exchange contracts	(280,320)		(73,497)
Foreign currency denominated assets and liabilities	(15,639)		33,664

Net gain on investment and foreign currency transactions	13,650,983		28,881,036

Net Increase in Net Assets from Operations	$15,294,882		$31,075,175

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

8 AB International Value Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	December 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025		Year Ended November 30, 2024
Increase in Net Assets from Operations
Net investment income	$1,643,899		$2,194,139		$2,140,729
Net realized gain on investment and foreign currency transactions	9,973,893		13,813,513		4,972,446
Net change in unrealized appreciation of investments and foreign currency denominated assets and liabilities	3,677,090		15,067,523		5,896,369

Net increase in net assets from operations	15,294,882		31,075,175		13,009,544
Distributions to Shareholders
Class A	(2,415,855)		(1,543,721)		(5,407,956)
Class C	(25,367)		(15,842)		(67,055)
Advisor Class	(1,006,783)		(646,149)		(2,160,450)
Class R	– 0	–	– 0	–	(45,450)
Class K	– 0	–	– 0	–	(101,968)
Class I	(35,151)		(20,641)		(66,567)
Transactions in Shares of Beneficial Interest
Net decrease	(1,920,470)		(1,335,148)		(17,097,709)

Total increase (decrease)	9,891,256		27,513,674		(11,937,611)
Net Assets
Beginning of period	125,240,978		97,727,304		109,664,915

End of period	$135,132,234		$125,240,978		$97,727,304

(a)	The Fund changed its fiscal year end from November 30 to June 30.

See notes to financial statements.

ABFunds.com	AB International Value Fund 9

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Value Fund (the “Fund”), a diversified fund. Effective June 1, 2026, the Fund changed its fiscal year end from November 30 to June 30. The Fund offers Class A, Class C, Advisor Class, and Class I shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

10 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available docu-

ABFunds.com	AB International Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

ments. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar

12 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$31,649,758		$	– 0	–	$31,649,758
Industrials		4,821,242		20,229,161			– 0	–	25,050,403
Health Care		3,811,574		9,730,518			– 0	–	13,542,092
Consumer Discretionary		1,388,967		10,856,521			– 0	–	12,245,488
Information Technology		1,411,333		10,321,429			– 0	–	11,732,762
Consumer Staples		1,997,597		7,475,376			– 0	–	9,472,973
Materials		1,685,785		6,830,641			– 0	–	8,516,426
Communication Services		994,201		6,765,364			– 0	–	7,759,565
Energy		– 0	–	5,811,484			– 0	–	5,811,484
Real Estate		– 0	–	3,462,600			– 0	–	3,462,600
Utilities		– 0	–	2,281,288			– 0	–	2,281,288
Short-Term Investments		3,295,948		– 0	–		– 0	–	3,295,948

Total Investments in Securities		19,406,647		115,414,140	(a)		– 0	–	134,820,787
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	552,972			– 0	–	552,972
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(730,924)			– 0	–	(730,924)

Total		$19,406,647		$115,236,188		$	– 0	–	$134,642,835

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at

ABFunds.com	AB International Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated

14 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily

ABFunds.com	AB International Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.25%, 2.00%, 1.00%, and 1.00% of daily average net assets for Class A, Class C, Advisor Class, and Class I shares, respectively. Effective May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.16%, 1.91%, .91% and .91% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. Prior to May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.21%, 1.96%, .96% and .96% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. The Expense Caps will extend through February 28, 2027, and then may be extended by the Adviser for additional one year terms. For the period ended June 30, 2026, and the year ended November 30, 2025, such reimbursements/waivers amounted to $340,828 and $470,529, respectively.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. On August 3, 2026, the joint meeting of shareholders was adjourned until September 15, 2026 in respect of the Fund.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026, and the year ended November 30, 2025, the reimbursement for such services amounted to $62,158 and $99,017, respectively.

16 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period ended June 30, 2026, and for the year ended November 30, 2025, such reimbursements/waivers amounted to $47,598 and $81,097.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $7,221 from the sale of Class A shares and received $260 and $3 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $161,403 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026, and the year ended November 30, 2025, such waiver amounted to $4,006 and $4,244, respectively.

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 11/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$5,002	$22,691	$24,397	$3,296		$71
AB Government Money Market Portfolio*	472	17,403	17,875	– 0	–	1

Total				$3,296		$72

*	Investments of cash collateral for securities lending transactions (see Note E).

ABFunds.com	AB International Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,138	$38,947	$36,083	$5,002	$89
AB Government Money Market Portfolio*	195	53,977	53,700	472	7

Total				$5,474	$96

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $6,603,763, $2,389,661 and $2,443,956 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$39,523,163		$40,730,779
U.S. government securities	– 0	–	– 0	–

18 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$52,692,184		$55,863,920
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$103,194,713

Gross unrealized appreciation	$35,510,567
Gross unrealized depreciation	(3,864,149)

Net unrealized appreciation	$31,646,418

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended June 30, 2026, the Fund held forward currency exchange contracts for hedging purposes.

ABFunds.com	AB International Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the period ended June 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$552,972	Unrealized depreciation on forward currency exchange contracts	$730,924

Total		$552,972		$730,924

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$699,947	$(280,320)

Total		$699,947	$(280,320)

20 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended November 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$356,736	Unrealized depreciation on forward currency exchange contracts	$254,368

Total		$356,736		$254,368

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$504,529	$(73,497)

Total		$504,529	$(73,497)

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended June 30, 2026:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$40,319,851
Average principal amount of sale contracts	$32,055,244

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended November 30, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$27,459,507
Average principal amount of sale contracts	$23,587,471

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of

ABFunds.com	AB International Value Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA		Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$95,120		$(9,634)		$	– 0	–	$	– 0	–	$85,486
Barclays Capital, Inc.	44,011		– 0	–		– 0	–		– 0	–	44,011
Citibank NA	121,734		(121,734)			– 0	–		– 0	–	– 0	–
Deutsche Bank AG	392		– 0	–		– 0	–		– 0	–	392
Goldman Sachs Bank USA	122,259		– 0	–		– 0	–		– 0	–	122,259
HSBC Bank USA	60,703		(27,826)			– 0	–		– 0	–	32,877
Morgan Stanley Bank NA	17,089		(17,089)			– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	74,469		(74,469)			– 0	–		– 0	–	– 0	–
UBS	17,195		(7,047)			– 0	–		– 0	–	10,148

Total	$552,972		$(257,799)		$	– 0	–	$	– 0	–	$295,173	^

Counterparty	Derivative Liabilities Subject to a MA		Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$9,634		$(9,634)		$	– 0	–	$	– 0	–	$ – 0	–
Barclays Capital, Inc.	– 0	–	– 0	–		– 0	–		– 0	–	– 0	–
Citibank NA	174,781		(121,734)			– 0	–		– 0	–	53,047
HSBC Bank USA	27,826		(27,826)			– 0	–		– 0	–	– 0	–
Morgan Stanley Bank NA	384,906		(17,089)			– 0	–		– 0	–	367,817
State Street Bank & Trust Co.	126,730		(74,469)			– 0	–		– 0	–	52,261
UBS	7,047		(7,047)			– 0	–		– 0	–	– 0	–

Total	$730,924		$(257,799)		$	– 0	–	$	– 0	–	$473,125	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

22 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

ABFunds.com	AB International Value Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

					AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$6,777,809	$	– 0 –	$7,165,003	$5,600	$1,316	$1,840

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$9,384,836	$472,005	$9,348,111	$14,485	$7,044	$3,291

*	As of November 30, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares			Amount
	November 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024	November 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024

Class A
Shares sold	426,971	859,603	343,129	$8,465,082	$14,425,643	$5,097,772

Shares issued in reinvestment of dividends	116,070	98,569	342,720	2,170,515	1,392,774	4,828,554

Shares converted from Class C	3,055	7,875	2,442	59,555	132,337	35,761

Shares redeemed	(744,432)	(1,070,114)	(792,933)	(14,653,736)	(17,393,036)	(11,835,012)

Net decrease	(198,336)	(104,067)	(104,642)	$(3,958,584)	$(1,442,282)	$(1,872,925)

Class C
Shares sold	9,682	3,105	2,316	$192,343	$51,031	$34,294

Shares issued in reinvestment of dividends	1,340	1,077	4,589	24,921	15,148	63,940

Shares converted to Class A	(3,075)	(7,952)	(2,482)	(59,555)	(132,337)	(35,761)

Shares redeemed	(4,303)	(5,294)	(8,739)	(87,926)	(86,456)	(133,531)

Net increase (decrease)	3,644	(9,064)	(4,316)	$69,783	$(152,614)	$(71,058)

24 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares					Amount
	November 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025		Year Ended November 30, 2024	November 1, 2025 to June 30, 2026(a)			Year Ended November 30, 2025			Year Ended November 30, 2024

Advisor Class
Shares sold	189,199		240,109		54,192		$3,864,352			$4,199,128		$825,606

Shares issued in reinvestment of dividends	42,439		36,298		120,893		813,139			524,871		1,745,303

Shares redeemed	(138,635)		(269,852)		(214,895)		(2,823,811)			(4,578,476)		(3,312,401)

Net increase (decrease)	93,003		6,555		(39,810)		$1,853,680			$145,523		$(741,492)

Class R
Shares sold	– 0	–	– 0	–	18,952	$	– 0	–	$	– 0	–	$269,678

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–	3,301		– 0	–		– 0	–	45,416

Shares redeemed	– 0	–	– 0	–	(363,161)		– 0	–		– 0	–	(5,533,534)

Net increase (decrease)	– 0	–	– 0	–	(340,908)	$	– 0	–	$	– 0	–	$(5,218,440)

Class K
Shares sold	– 0	–	– 0	–	43,662	$	– 0	–	$	– 0	–	$635,600

Shares issued in reinvestment of dividends	– 0	–	– 0	–	7,394		– 0	–		– 0	–	101,968

Shares redeemed	– 0	–	– 0	–	(658,531)		– 0	–		– 0	–	(10,015,486)

Net increase (decrease)	– 0	–	– 0	–	(607,475)	$	– 0	–	$	– 0	–	$(9,277,918)

Class I
Shares sold	15,218		19,551		17,608		$291,337			$318,232		$262,601

Shares issued in reinvestment of dividends	1,880		1,456		4,693		34,561			20,258		65,229

Shares redeemed	(10,703)		(14,862)		(16,373)		(211,247)			(224,265)		(243,706)

Net increase	6,395		6,145		5,928		$114,651			$114,225		$84,124

(a)	The Fund changed its fiscal year end from November 30 to June 30.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

ABFunds.com	AB International Value Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Emerging-Market Risk—Investments in emerging market countries may have more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase agreements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

26 AB International Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026 and the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	December 1, 2025 to June 30, 2026	Year ended November 30, 2025	Year ended November 30, 2024
Distributions paid from:
Ordinary income	$3,483,156	$2,226,353	$7,849,446

Total taxable distributions	$3,483,156	$2,226,353	$7,849,446

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,655,659
Accumulated capital and other losses	(95,144,310	)(a)
Unrealized appreciation (depreciation)	31,646,774	(b)

Total accumulated earnings (deficit)	$(60,841,877)

(a)

As of June 30, 2026, the Fund had a net capital loss carryforward of $95,144,310. During the fiscal year, the Fund utilized $8,225,626 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund had a net short-term capital loss carryforward of $32,138,731 and a net long-term capital loss carryforward of $63,005,579, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

ABFunds.com	AB International Value Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

28 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	December 1, 2025 to June 30, 2026(a)		Year Ended November 30,
			2025		2024	2023	2022		2021

Net asset value, beginning of period	$ 18.87		$ 14.51		$ 14.02	$ 12.89	$ 13.94		$ 12.58

Income From Investment Operations

Net investment income(b)(c)	.23		.32	(d)	.29	.25	.74		.30

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.07		4.37		1.39	1.03	(1.42)		1.15

Net increase (decrease) in net asset value from operations	2.30		4.69		1.68	1.28	(.68)		1.45

Less: Dividends

Dividends from net investment income	(.52)		(.33)		(1.19)	(.15)	(.37)		(.09)

Net asset value, end of period	$ 20.65		$ 18.87		$ 14.51	$ 14.02	$ 12.89		$ 13.94

Total Return

Total investment return based on net asset value(e)(f)	12.46%		33.04	%(d)	12.38%	9.64%	(5.08	)%(g)	11.51%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$92		$88		$69	$68	$69		$79

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)	1.16	%(j)	1.18%		1.23%	1.25%	1.25%		1.25%

Expenses, before waivers/reimbursements(h)(i)	1.61	%(j)	1.61%		1.75%	1.74%	1.76%		1.61%

Net investment income(c)	2.03	%(j)	1.95	%(d)	1.96%	1.84%	5.92%		2.10%

Portfolio turnover rate	31%		50%		46%	39%	42%		45%

See footnote summary on page 33.

ABFunds.com	AB International Value Fund 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	December 1, 2025 to June 30, 2026(a)		Year Ended November 30,
			2025		2024	2023	2022		2021

Net asset value, beginning of period	$ 18.64		$ 14.33		$ 13.73	$ 12.61	$ 13.56		$ 12.25

Income From Investment Operations

Net investment income(b)(c)	.15		.20	(d)	.18	.15	.61		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.05		4.32		1.37	1.01	(1.38)		1.11

Net increase (decrease) in net asset value from operations	2.20		4.52		1.55	1.16	(.77)		1.31

Less: Dividends

Dividends from net investment income	(.39)		(.21)		(.95)	(.04)	(.18)		– 0	–

Net asset value, end of period	$ 20.45		$ 18.64		$ 14.33	$ 13.73	$ 12.61		$ 13.56

Total Return

Total investment return based on net asset value(e)(f)	11.99%		32.04	%(d)	11.55%	8.81%	(5.80	)%(g)	10.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,418		$1,225		$1,071	$1,086	$938		$1,233

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)	1.91	%(j)	1.93%		1.98%	2.00%	2.00%		2.00%

Expenses, before waivers/reimbursements(h)(i)	2.38	%(j)	2.39%		2.52%	2.52%	2.54%		2.38%

Net investment income(c)	1.31	%(j)	1.23	%(d)	1.23%	1.12%	4.97%		1.44%

Portfolio turnover rate	31%		50%		46%	39%	42%		45%

See footnote summary on page 33.

30 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	December 1, 2025 to June 30, 2026(a)		Year Ended November 30,
			2025		2024	2023	2022		2021

Net asset value, beginning of period	$ 19.36		$ 14.88		$ 14.39	$ 13.23	$ 14.29		$ 12.90

Income From Investment Operations

Net investment income(b)(c)	.28		.37	(d)	.34	.29	.77		.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.11		4.47		1.41	1.05	(1.42)		1.17

Net increase (decrease) in net asset value from operations	2.39		4.84		1.75	1.34	(.65)		1.52

Less: Dividends

Dividends from net investment income	(.56)		(.36)		(1.26)	(.18)	(.41)		(.13)

Net asset value, end of period	$ 21.19		$ 19.36		$ 14.88	$ 14.39	$ 13.23		$ 14.29

Total Return

Total investment return based on net asset value(e)(f)	12.65%		33.37	%(d)	12.65%	9.87%	(4.77	)%(g)	11.82%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$40		$35		$27	$26	$27		$33

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)	.91	%(j)	.93%		.98%	1.00%	1.00%		1.00%

Expenses, before waivers/reimbursements(h)(i)	1.37	%(j)	1.36%		1.50%	1.49%	1.51%		1.36%

Net investment income(c)	2.33	%(j)	2.20	%(d)	2.22%	2.07%	6.01%		2.36%

Portfolio turnover rate	31%		50%		46%	39%	42%		45%

See footnote summary on page 33.

ABFunds.com	AB International Value Fund 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	December 1, 2025 to June 30, 2026(a)		Year Ended November 30,
			2025	2024	2023	2022		2021

Net asset value, beginning of period	$ 18.59		$ 14.32	$ 13.88	$ 12.80	$ 13.88		$ 12.57

Income From Investment Operations

Net investment income(b)(c)	.28		.33	.33	.25	.78		.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.02		4.30	1.37	1.05	(1.42)		1.15

Net increase (decrease) in net asset value from operations	2.30		4.63	1.70	1.30	(.64)		1.47

Less: Dividends

Dividends from net investment income	(.56)		(.36)	(1.26)	(.22)	(.44)		(.16)

Net asset value, end of period	$ 20.33		$ 18.59	$ 14.32	$ 13.88	$ 12.80		$ 13.88

Total Return

Total investment return based on net asset value(e)(f)	12.66%		33.18%	12.62%	9.97%	(4.83	)%(g)	11.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,417		$1,177	$819	$711	$1,129		$1,400

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)(i)	.91	%(j)	.92%	.99%	1.00%	1.00%		1.00%

Expenses, before waivers/reimbursements(h)(i)	1.32	%(j)	1.29%	1.37%	1.27%	1.26%		1.12%

Net investment income(c)	2.43	%(j)	2.02%	2.23%	1.82%	6.26%		2.28%

Portfolio turnover rate	31%		50%	46%	39%	42%		45%

See footnote summary on page 33.

32 AB International Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return

Class A	$.02	.15%	.15%

Class C	$.02	.15%	.15%

Advisor Class	$.03	.15%	.15%

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2025, November 30, 2024, November 30, 2023 and November 30, 2022 by .60% .06%, .02% and .01%, respectively.

(g)

The net asset value and total investment return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total investment return for shareholder transactions may differ from financial statements.

(h)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended June 30, 2026 and for the year ended November 30, 2025, such waiver amounted to .01% (annualized) and .01%, respectively.

(i)	The expense ratios presented below exclude bank overdraft expense:

	December 1, 2025 to June 30, 2026(a)		Year Ended November 30,
			2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	1.16	%(j)	1.17%	1.23%	1.25%	1.25%	1.25%
Before waivers/reimbursements	1.61	%(j)	1.61%	1.75%	1.74%	1.76%	1.61%
Class C
Net of waivers/reimbursements	1.91	%(j)	1.92%	1.98%	2.00%	2.00%	2.00%
Before waivers/reimbursements	2.38	%(j)	2.38%	2.52%	2.52%	2.54%	2.38%
Advisor Class
Net of waivers/reimbursements	.91	%(j)	.92%	.98%	1.00%	1.00%	1.00%
Before waivers/reimbursements	1.37	%(j)	1.36%	1.50%	1.49%	1.51%	1.36%
Class I
Net of waivers/reimbursements	.91	%(j)	.92%	.99%	1.00%	1.00%	1.00%
Before waivers/reimbursements	1.32	%(j)	1.29%	1.37%	1.27%	1.26%	1.12%

(j)	Annualized.

See notes to financial statements.

ABFunds.com	AB International Value Fund 33

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of AB International Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB International Value Fund (the “Fund”) (one of the funds constituting AB Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the statements of changes in net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025, the financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting AB Trust) at June 30, 2026, the results of its operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the changes in its net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025 and its financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and

34 AB International Value Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB International Value Fund 35

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended June 30, 2026.

For the taxable year ended June 30, 2026, the Fund designates 82.22% as the maximum amount that may be considered qualified dividend income for individual shareholders.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended June 30, 2026, $200,221 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $2,003,676.

The Fund designates $4,140 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

For foreign shareholders, 1.65% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

36 AB International Value Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Trust in respect of AB International Value Fund (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The special meeting of stockholders for the Fund on August 3, 2026 was called to order and adjourned until September 15, 2026 for the purpose of voting on the Proposed Agreement for the Fund.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

ABFunds.com	AB International Value Fund 37

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

38 AB International Value Fund	ABFunds.com

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for

ABFunds.com	AB International Value Fund 39

which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

40 AB International Value Fund	ABFunds.com

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and

ABFunds.com	AB International Value Fund 41

the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory

42 AB International Value Fund	ABFunds.com

Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Fund (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

ABFunds.com	AB International Value Fund 43

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, dis-

44 AB International Value Fund	ABFunds.com

tribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2024. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2025 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods reviewed, the directors concluded that the Fund’s investment performance in the most recent periods was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees

ABFunds.com	AB International Value Fund 45

because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as

46 AB International Value Fund	ABFunds.com

relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was close to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB International Value Fund 47

NOTES

48 AB International Value Fund	ABFunds.com

AB INTERNATIONAL VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IV-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB LARGE CAP VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Information Technology – 18.9%
Communications Equipment – 1.8%
F5, Inc.(a)	23,189	$9,645,697

Semiconductors & Semiconductor Equipment – 7.2%
Intel Corp.(a)	31,350	4,377,400
Lam Research Corp.	51,224	22,196,896
NXP Semiconductors NV	41,422	11,640,825

		38,215,121

Software – 4.8%
Gen Digital, Inc.	195,088	4,855,740
Microsoft Corp.	40,535	15,120,366
Oracle Corp.	36,357	5,328,118

		25,304,224

Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	71,030	20,553,241
Western Digital Corp.	10,095	6,447,879

		27,001,120

		100,166,162

Financials – 16.3%
Banks – 6.5%
Bank of America Corp.	283,696	16,164,998
First Citizens BancShares, Inc./NC – Class A	1,759	3,660,110
M&T Bank Corp.	23,295	5,544,443
Wells Fargo & Co.	112,677	9,311,627

		34,681,178

Capital Markets – 6.0%
Charles Schwab Corp. (The)	131,795	12,160,725
CME Group, Inc.	25,592	5,651,481
Jefferies Financial Group, Inc.	111,921	5,593,812
Morgan Stanley	39,160	8,186,006

		31,592,024

Financial Services – 0.9%
Berkshire Hathaway, Inc. – Class B(a)	9,093	4,550,046

Insurance – 2.9%
Everest Group Ltd.	23,304	8,324,888
Willis Towers Watson PLC	26,273	6,866,974

		15,191,862

		86,015,110

Health Care – 13.3%
Health Care Equipment & Supplies – 2.5%
Medline, Inc. – Class A(a)	186,490	7,355,166

ABFunds.com	AB Large Cap Value Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Medtronic PLC	74,880	$5,857,862

		13,213,028

Health Care Providers & Services – 4.8%
Encompass Health Corp.	36,546	3,694,069
Labcorp Holdings, Inc.	26,011	7,283,080
UnitedHealth Group, Inc.	34,795	14,461,846

		25,438,995

Life Sciences Tools & Services – 2.3%
ICON PLC(a)	34,058	5,916,215
Thermo Fisher Scientific, Inc.	12,449	6,241,431

		12,157,646

Pharmaceuticals – 3.7%
Johnson & Johnson	17,257	4,382,760
Merck & Co., Inc.	117,231	15,064,184

		19,446,944

		70,256,613

Industrials – 12.1%
Aerospace & Defense – 3.2%
RTX Corp.	89,482	16,977,420

Air Freight & Logistics – 1.1%
CH Robinson Worldwide, Inc.	31,325	5,899,750

Building Products – 2.3%
Carrier Global Corp.	165,197	12,117,200

Electrical Equipment – 1.3%
Eaton Corp. PLC	16,596	7,071,888

Machinery – 4.2%
CNH Industrial NV(b)	531,348	5,967,038
Deere & Co.	12,259	7,776,252
PACCAR, Inc.	69,478	8,345,697

		22,088,987

		64,155,245

Consumer Discretionary – 10.3%
Broadline Retail – 4.0%
Amazon.com, Inc.(a)	89,696	21,378,145

Hotels, Restaurants & Leisure – 2.8%
Hyatt Hotels Corp. – Class A(b)	41,245	7,994,931
McDonald’s Corp.	25,514	6,896,689

		14,891,620

Specialty Retail – 3.5%
AutoZone, Inc.(a)	2,781	8,887,909
Bath & Body Works, Inc.	95,303	2,204,359

2 AB Large Cap Value Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Lowe’s Cos., Inc.	33,125	$7,303,731

		18,395,999

		54,665,764

Consumer Staples – 6.4%
Beverages – 1.4%
Coca-Cola Co. (The)	91,628	7,446,607

Consumer Staples Distribution & Retail – 5.0%
Dollar Tree, Inc.(a)(b)	53,777	6,504,328
US Foods Holding Corp.(a)	74,358	7,603,106
Walmart, Inc.	109,054	12,351,456

		26,458,890

		33,905,497

Energy – 5.2%
Oil, Gas & Consumable Fuels – 5.2%
EOG Resources, Inc.	81,099	10,520,973
Exxon Mobil Corp.	125,798	17,199,103

		27,720,076

Materials – 4.7%
Chemicals – 1.6%
Corteva, Inc.	101,162	8,567,410

Construction Materials – 1.7%
Eagle Materials, Inc.	40,821	9,184,725

Metals & Mining – 1.4%
Reliance, Inc.	19,236	7,186,569

		24,938,704

Real Estate – 3.8%
Health Care REITs – 1.1%
National Healthcare Properties, Inc.(a)	399,952	5,859,297

Hotel & Resort REITs – 0.8%
Ryman Hospitality Properties, Inc.	32,249	4,145,609

Office REITs – 0.6%
COPT Defense Properties	95,257	3,466,402

Specialized REITs – 1.3%
Blackstone Digital Infrastructure Trust, Inc.(a)	146,609	3,171,152
Digital Realty Trust, Inc.	20,067	3,603,632

		6,774,784

		20,246,092

Utilities – 3.7%
Electric Utilities – 2.0%
American Electric Power Co., Inc.	76,385	10,450,232

ABFunds.com	AB Large Cap Value Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Multi-Utilities – 1.7%
Ameren Corp.	79,252	$8,958,646

		19,408,878

Communication Services – 3.7%
Entertainment – 2.5%
Walt Disney Co. (The)	136,681	13,155,546

Wireless Telecommunication Services – 1.2%
T-Mobile US, Inc.	37,027	6,210,539

		19,366,085

Total Common Stocks (cost $379,208,300)		520,844,226

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $7,115,331)	7,115,331	7,115,331

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $386,323,631)		527,959,557

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $1,292,830)	1,292,830	1,292,830

Total Investments – 100.0% (cost $387,616,461)		529,252,387
Other assets less liabilities – 0.0%		(45,051)

Net Assets – 100.0%		$529,207,336

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

4 AB Large Cap Value Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $379,208,300)	$520,844,226	(a)
Affiliated issuers (cost $8,408,161—including investment of cash collateral for securities loaned of $1,292,830)	8,408,161
Cash	147
Receivable for investment securities sold	1,174,579
Unaffiliated dividends receivable	508,168
Receivable due from Adviser	38,393
Receivable for shares of beneficial interest sold	12,816
Affiliated dividends receivable	9,074
Other assets	108,954

Total assets	531,104,518

Liabilities
Payable for collateral received on securities loaned	1,292,830
Advisory fee payable	213,127
Payable for shares of beneficial interest redeemed	205,736
Administrative fee payable	55,491
Distribution fee payable	13,155
Transfer agent fee payable	6,678
Trustees’ fees payable	451
Accrued expenses	109,714

Total liabilities	1,897,182

Net Assets	$529,207,336

Composition of Net Assets
Paid-in capital	319,277,535
Distributable earnings	209,929,801

Net Assets	$529,207,336

Net Asset Value Per Share—unlimited shares, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$60,035,770	2,792,647	$21.50	*

C	$1,354,130	62,056	$21.82

Advisor	$465,858,810	21,626,855	$21.54

I	$1,883,608	88,816	$21.21

Z	$75,018	3,494	$21.47

(a)	Includes securities on loan with a value of $12,999,516 (see Note E)

*	The maximum offering price per share for Class A shares was $22.45 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 5

STATEMENT OF OPERATIONS

	December 1, 2025 to June 30, 2026(a)		Year Ended November 30, 2025
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $15,957 and $20,138)	$4,769,516		$8,349,683
Affiliated issuers	57,676		70,157
Interest	187		387
Securities lending income, net	10,756		7,544
Other income(b)	– 0	–	34,984

Total income	$4,838,135		$8,462,755

Expenses
Advisory fee (see Note B)	1,402,625		2,168,603
Distribution fee—Class A	79,570		121,937
Distribution fee—Class C	6,859		7,276
Transfer agency—Class A	11,580		19,581
Transfer agency—Class C	302		380
Transfer agency—Advisor Class	89,841		153,789
Transfer agency—Class I	1,252		1,978
Transfer agency—Class Z	4		2
Administrative	58,637		116,291
Audit and tax	54,469		58,406
Registration fees	51,424		103,849
Legal	29,569		53,974
Printing	26,038		43,596
Custody and accounting	25,457		102,475
Trustees’ fees	11,055		20,306
Miscellaneous	14,125		28,235

Total expenses	1,862,807		3,000,678
Less: expenses waived and reimbursed by the Adviser (see Note B & E)	(101,067)		(113,175)

Net expenses	1,761,740		2,887,503

Net investment income	3,076,395		5,575,252

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	66,944,215		37,764,487
Foreign currency transactions	– 0	–	(123)
Net change in unrealized appreciation (depreciation) of:
Investments	19,332,732		(14,836,136)
Foreign currency denominated assets and liabilities	(2)		(15)

Net gain on investment and foreign currency transactions	86,276,945		22,928,213

Net Increase in Net Assets from Operations	$89,353,340		$28,503,465

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

6 AB Large Cap Value Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,076,395	$5,575,252	$5,891,709
Net realized gain on investment and foreign currency transactions	66,944,215	37,764,364	46,201,443
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	19,332,730	(14,836,151)	67,694,046

Net increase in net assets from operations	89,353,340	28,503,465	119,787,198
Distributions to Shareholders
Class A	(4,588,480)	(5,496,773)	(2,252,713)
Class C	(72,889)	(70,015)	(31,966)
Advisor Class	(35,852,681)	(44,070,405)	(16,452,685)
Class R	– 0	–	– 0	–	(15,001)
Class K	– 0	–	– 0	–	(261,446)
Class I	(168,792)	(190,413)	(84,771)
Class Z	(941)	(1,142)	– 0	–
Transactions in Shares of Beneficial Interest
Net increase (decrease)	27,919,526	(6,281,052)	(11,949,859)

Total increase (decrease)	76,589,083	(27,606,335)	88,738,757
Net Assets
Beginning of period	452,618,253	480,224,588	391,485,831

End of period	$529,207,336	$452,618,253	$480,224,588

(a)	The Fund changed its fiscal year end from November 30 to June 30.

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 7

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Large Cap Value Fund (the “Fund”), a diversified fund. Effective June 1, 2026, the Fund changed its fiscal year end from November 30 to June 30. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Effective May 20, 2024, Class R and Class K were liquidated. Effective October 1, 2024, the Fund commenced offering Class Z shares. Class B, Class R and Class K, shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

8 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable, open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available

ABFunds.com	AB Large Cap Value Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$520,844,226		$	– 0	–	$	– 0	–	$520,844,226
Short-Term Investments	7,115,331			– 0	–		– 0	–	7,115,331
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,292,830			– 0	–		– 0	–	1,292,830

Total Investments in Securities	529,252,387			– 0	–		– 0	–	529,252,387
Other Financial Instruments(a)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$529,252,387		$	– 0	–	$	– 0	–	$529,252,387

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

ABFunds.com	AB Large Cap Value Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

12 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. Prior to August 1, 2024, the Fund paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective August 1, 2024, the Advisor has contractually agreed to waive 0.025% of the advisory fee. The advisory fee waiver cannot be terminated until February 28, 2027. The Adviser has contractually agreed to waive its advisory fees and/or bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding .90%, 1.65%, .65%, .65% and .65% of average daily net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares. For the period ended June 30, 2026 and the year ended November 30, 2025, such reimbursements/waivers amounted to $97,395 and $109,536, respectively.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call

ABFunds.com	AB Large Cap Value Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and the year ended November 30, 2025, the reimbursement for such services amounted to $58,637 and $116,291, respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $45,663 and $86,240, for the period ended June 30, 2026 and the year ended November 30, 2025, respectively.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $686 from the sale of Class A shares and received $63 and $39 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $34,984 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended November 30, 2025, such waiver amounted to $3,247 and $3,442, respectively.

14 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$439		$60,243	$53,567	$7,115	$58
AB Government Money Market Portfolio*	– 0	–	6,151	4,858	1,293	0	**

Total					$8,408	$58

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less then $500.

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$686		$92,400	$92,647	$439		$70
AB Government Money Market Portfolio*	– 0	–	16,921	16,921	– 0	–	1

Total					$439		$71

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $983,330, for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect,

ABFunds.com	AB Large Cap Value Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$177,840,684		$194,913,324
U.S. government securities	– 0	–	– 0	–

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$208,646,174		$258,365,687
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$388,336,746

Gross unrealized appreciation	$144,764,953
Gross unrealized depreciation	(3,849,312)

Net unrealized appreciation	$140,915,641

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the period ended June 30, 2026 and the year ended November 30, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related

16 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities

ABFunds.com	AB Large Cap Value Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$12,999,516	$1,292,830	$12,545,198	$10,274	$482	$425

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$23,002,139	$	– 0	–	$23,462,275	$6,542	$1,002	$197

*	As of November 30, 2025.

18 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares					Amount
	December 1, 2025(a) to June 30, 2026		Year Ended November 30, 2025		Year Ended November 30, 2024	December 1, 2025(a) to June 30, 2026			Year Ended November 30, 2025			Year Ended November 30, 2024

Class A
Shares sold	109,580		125,234		68,550		$2,187,567			$2,243,312		$1,233,081

Shares issued in reinvestment of dividends and distributions	223,968		277,338		129,001		4,073,971			4,889,464		2,025,312

Shares converted from Class C	519		6,846		15,696		10,128			125,401		272,361

Shares redeemed	(182,617)		(383,856)		(521,796)		(3,606,615)			(6,740,492)		(9,419,438)

Net increase (decrease)	151,450		25,562		(308,549)		$2,665,051			$517,685		$(5,888,684)

Class C
Shares sold	20,122		12,655		9,206		$395,775			$235,185		$159,823

Shares issued in reinvestment of dividends and distributions	3,552		3,410		1,270		65,857			61,317		20,277

Shares converted to Class A	(510)		(6,747)		(15,492)		(10,128)			(125,401)		(272,361)

Shares redeemed	(6,364)		(2,454)		(10,717)		(128,097)			(45,045)		(191,643)

Net increase (decrease)	16,800		6,864		(15,733)		$323,407			$126,056		$(283,904)

Advisor Class
Shares sold	1,972,276		1,970,975		2,789,172		$37,926,675			$34,633,081		$49,407,079

Shares issued in reinvestment of dividends and distributions	1,821,503		2,170,248		795,830		33,151,352			38,283,168		12,502,484

Shares redeemed	(2,346,452)		(4,494,688)		(3,377,036)		(46,087,141)			(79,937,441)		(60,892,794)

Net increase (decrease)	1,447,327		(353,465)		207,966		$24,990,886			$(7,021,192)		$1,016,769

Class R
Shares sold	– 0	–	– 0	–	934	$	– 0	–	$	– 0	–	$16,055

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–	958		– 0	–		– 0	–	15,001

Shares redeemed	– 0	–	– 0	–	(23,365)		– 0	–		– 0	–	(418,784)

Net increase (decrease)	– 0	–	– 0	–	(21,473)	$	– 0	–	$	– 0	–	$(387,728)

ABFunds.com	AB Large Cap Value Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares						Amount
	December 1, 2025(a) to June 30, 2026		Year Ended November 30, 2025		Year Ended November 30, 2024		December 1, 2025(a) to June 30, 2026			Year Ended November 30, 2025			Year Ended November 30, 2024

Class K
Shares sold	– 0	–	– 0	–	14,024		$	– 0	–	$	– 0	–	$230,099

Shares issued in reinvestment of dividends and distributions	– 0	–	– 0	–	17,043			– 0	–		– 0	–	261,444

Shares redeemed	– 0	–	– 0	–	(386,876)			– 0	–		– 0	–	(6,636,108)

Net increase (decrease)	– 0	–	– 0	–	(355,809)		$	– 0	–	$	– 0	–	$(6,144,565)

Class I
Shares sold	3,231		4,500		2,628			$62,165			74,212		$46,295

Shares issued in reinvestment of dividends and distributions	4,460		4,636		2,099			79,964			80,662		32,551

Shares redeemed	(13,605)		(3,428)		(19,647)			(257,346)			(58,478)		(350,633)

Net increase (decrease)	(5,914)		5,708		(14,920)			$(115,217)			96,396		$(271,787)

Class Z(b)
Shares sold	3,649		– 0	–	526			$68,860			– 0	–	$10,040

Share issued in reinvestment of dividends and distributions	0	(c)	0	(c)	– 0	–		4			3		– 0	–

Shares redeemed	(681)		– 0	–	– 0	–		(13,465)			– 0	–	– 0	–

Net increase	2,968		0	(c)	526			$55,399			3		$10,040

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Commencement of operations October 1, 2024.

(c)	AB Share amount is less than one full share.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

20 AB Large Cap Value Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Capital Gain Risk—A substantial portion of the Fund’s net asset value may be attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. Shareholders may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless shareholders purchase shares through a tax advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to shareholders even though they economically represent a return of a portion of their investment.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating

ABFunds.com	AB Large Cap Value Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026, and the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	November 1, 2025 to June 30, 2026	Year ended October 31, 2025	Year ended October 31, 2024
Distributions paid from:
Ordinary income	$5,891,568	$6,620,728	$5,400,938
Net long-term capital gains	34,792,215	43,208,020	13,697,644

Total taxable distributions paid	$40,683,783	$49,828,748	$19,098,582

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$25,758,013
Undistributed capital gains	43,256,148
Unrealized appreciation (depreciation)	140,915,640	(a)

Total accumulated earnings (deficit)	$209,929,801

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

Class A
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 19.66	$ 20.58	$ 16.43	$ 17.31	$ 18.45	$ 14.86

Income From Investment Operations

Net investment income(b)(c)	.10	.19	(d)	.21	.20	.19	.16

Net realized and unrealized gain on investment transactions	3.47	.99	4.71	.86	.44	3.61

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase in net asset value from operations	3.57	1.18	4.92	1.06	.63	3.77

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.19)	(.19)	(.23)	(.18)	(.18)

Distributions from net realized gain on investment transactions	(1.53)	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(1.73)	(2.10)	(.77)	(1.94)	(1.77)	(.18)

Net asset value, end of period	$ 21.50	$ 19.66	$ 20.58	$ 16.43	$ 17.31	$ 18.45

Total Return

Total investment return based on net asset value(f)(g)	19.80%	6.89	%(d)	31.41%	7.35%	3.39%	25.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,036	$51,937	$53,836	$48,039	$48,671	$50,255

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.85	%(c)	.89%	.93%	.96%	.95%	.95%

Expenses, before waivers/reimbursements	.88	%(h)	.91%	.95%	.97%	.95%	.95%

Net investment income(c)	.88	%(h)	1.06	%(d)	1.16%	1.31%	1.12%	.90%

Portfolio turnover rate	37%	48%	53%	45%	46%	42%

See footnote summary on page 27.

ABFunds.com	AB Large Cap Value Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

Class C
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 19.90	$ 20.76	$ 16.52	$ 17.37	$ 18.50	$ 14.85

Income From Investment Operations

Net investment income(b)(c)	.01	.05	(d)	.07	.09	.06	.03

Net realized and unrealized gain on investment transactions	3.53	1.01	4.78	.86	.44	3.63

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase in net asset value from operations	3.54	1.06	4.85	.95	.50	3.66

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.01)	(.03)	(.09)	(.04)	(.01)

Distributions from net realized gain on investment transactions	(1.53)	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(1.62)	(1.92)	(.61)	(1.80)	(1.63)	(.01)

Net asset value, end of period	$ 21.82	$ 19.90	$ 20.76	$ 16.52	$ 17.37	$ 18.50

Total Return

Total investment return based on net asset value(f)(g)	19.24%	6.08	%(d)	30.44%	6.54%	2.62%	24.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,354	$901	$797	$894	$1,474	$1,419

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.60	%(h)	1.64%	1.69%	1.72%	1.71%	1.71%

Expenses, before waivers/reimbursements	1.64	%(h)	1.67%	1.71%	1.72%	1.71%	1.71%

Net investment income(c)	.12	%(h)	.29	%(d)	.41%	.60%	.38%	.15%

Portfolio turnover rate	37%	48%	53%	45%	46%	42%

See footnote summary on page 27.

24 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 19.72	$ 20.64	$ 16.47	$ 17.36	$ 18.50	$ 14.90

Income From Investment Operations

Net investment income(b)(c)	.13	.23	(d)	.25	.24	.23	.21

Net realized and unrealized gain on investment transactions	3.47	1.00	4.73	.85	.44	3.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase in net asset value from operations	3.60	1.23	4.98	1.09	.67	3.81

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.24)	(.23)	(.27)	(.22)	(.21)

Distributions from net realized gain on investment transactions	(1.53)	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(1.78)	(2.15)	(.81)	(1.98)	(1.81)	(.21)

Net asset value, end of period	$ 21.54	$ 19.72	$ 20.64	$ 16.47	$ 17.36	$ 18.50

Total Return

Total investment return based on net asset value(f)(g)	19.93%	7.16	%(d)	31.80%	7.57%	3.66%	25.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$465,859	$397,928	$423,767	$334,806	$341,919	$364,323

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.60	%(h)	.64%	.68%	.71%	.70%	.70%

Expenses, before waivers/reimbursements	.63	%(h)	.66%	.70%	.71%	.70%	.70%

Net investment income(c)	1.13	%(h)	1.32	%(d)	1.40%	1.56%	1.37%	1.15%

Portfolio turnover rate	37%	48%	53%	45%	46%	42%

See footnote summary on page 27.

ABFunds.com	AB Large Cap Value Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

Class I
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 19.45	$ 20.38	$ 16.28	$ 17.19	$ 18.34	$ 14.77

Income From Investment Operations

Net investment income(b)(c)	.12	.23	.24	.24	.23	.21

Net realized and unrealized gain on investment transactions	3.42	.98	4.68	.83	.44	3.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(e)	– 0	–

Net increase in net asset value from operations	3.54	1.21	4.92	1.07	.67	3.79

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.23)	(.24)	(.27)	(.23)	(.22)

Distributions from net realized gain on investment transactions	(1.53)	(1.91)	(.58)	(1.71)	(1.59)	– 0	–

Total dividends and distributions	(1.78)	(2.14)	(.82)	(1.98)	(1.82)	(.22)

Net asset value, end of period	$ 21.21	$ 19.45	$ 20.38	$ 16.28	$ 17.19	$ 18.34

Total Return

Total investment return based on net asset value(f)(g)	19.88%	7.18%	31.77%	7.63%	3.66%	25.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,884	$1,842	$1,814	$1,693	$1,638	$1,785

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.65	%(h)	.65%	.70%	.70%	.68%	.68%

Expenses, before waivers/reimbursements	.72	%(h)	.74%	.78%	.70%	.68%	.68%

Net investment income(c)	1.08	%(h)	1.28%	1.39%	1.56%	1.40%	1.17%

Portfolio turnover rate	37%	48%	53%	45%	46%	42%

See footnote summary on page 27.

26 AB Large Cap Value Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Beneficial Interest Outstanding Throughout Each Period

	Class Z
	December 1, 2025 to June 30,		Year Ended November 30,	October 1, 2024(i) to November 30, 2024
	2026(a)		2025

Net asset value, beginning of period	$ 19.67		$ 20.61	$ 19.08

Income From Investment Operations

Net investment income(b)(c)	.12		.24	.05

Net realized and unrealized gain on investment transactions	3.46		.99	1.48

Net increase in net asset value from operations	3.58		1.23	1.53

Less: Dividends and Distributions

Dividends from net investment income	(.25)		(.26)	– 0	–

Distributions from net realized gain on investment transactions	(1.53)		(1.91)	– 0	–

Total distributions	(1.78)		(2.17)	– 0	–

Net asset value, end of period	$ 21.47		$ 19.67	$ 20.61

Total Return

Total investment return based on net asset value(f)(g)	19.90%		7.21%	8.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$75		$10	$11

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.59	%(h)	.60%	.12	%(h)

Expenses, before waivers/reimbursements	.62	%(h)	.63%	.71	%(h)

Net investment income(c)	1.01	%(h)	1.34%	1.48	%(h)

Portfolio turnover rate	37%		48%	53%

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(e)	.01%	.01%

Class C	$.00	(e)	.01%	.01%

Advisor Class	$.00	(e)	.01%	.01%

(e)	Amount is less than $.005.

(f)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2025 by .06%.

(h)	Annualized

(i)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB Large Cap Value Fund 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Large Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Large Cap Value Fund (the “Fund”) (formerly known as AB Value Fund) (one of the funds constituting AB Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the statements of changes in net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025, the financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting AB Trust) at June 30, 2026, the results of its operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the changes in its net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025 and its financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

28 AB Large Cap Value Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB Large Cap Value Fund 29

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. For corporate shareholders, 79.17% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 79.56% of dividends paid as qualified dividend income. The Fund designates $34,792,215 of dividends paid as long-term capital gain dividends.

For foreign shareholders, 1.06% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

30 AB Large Cap Value Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Trust in respect of AB Large Cap Value Fund (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at a special meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

ABFunds.com	AB Large Cap Value Fund 31

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

32 AB Large Cap Value Fund	ABFunds.com

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for

ABFunds.com	AB Large Cap Value Fund 33

which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

34 AB Large Cap Value Fund	ABFunds.com

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised

ABFunds.com	AB Large Cap Value Fund 35

fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory

36 AB Large Cap Value Fund	ABFunds.com

Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Value Fund (formerly AB Value Fund) (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

ABFunds.com	AB Large Cap Value Fund 37

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, dis-

38 AB Large Cap Value Fund	ABFunds.com

tribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting a contractual waiver of a portion of the advisory fee, as well as

ABFunds.com	AB Large Cap Value Fund 39

a voluntary expense limitation by the Adviser, all effective August 2024) with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians of a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to

40 AB Large Cap Value Fund	ABFunds.com

their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Large Cap Value Fund 41

NOTES

42 AB Large Cap Value Fund	ABFunds.com

NOTES

ABFunds.com	AB Large Cap Value Fund 43

NOTES

44 AB Large Cap Value Fund	ABFunds.com

AB LARGE CAP VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

LCV-0151-0626

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Onur Erzan
Onur Erzan
President

Date: August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: August 31, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: August 31, 2026